UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

November 30, 2011

1.870941.103

IEI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value
Australia - 7.6%
AGL Energy Ltd.	42	$ 627
Australia & New Zealand Banking Group Ltd.	3,440	73,091
BHP Billiton Ltd.	9,331	349,619
Coca-Cola Amatil Ltd.	2,647	32,300
Commonwealth Bank of Australia	4,690	234,859
Crown Ltd.	83	717
CSL Ltd.	2,370	77,282
DuluxGroup Ltd.	28	82
Fortescue Metals Group Ltd.	14,860	74,030
Fosters Group Ltd.	13,957	77,768
Insurance Australia Group Ltd.	18,100	54,861
MAp Group unit	8,600	30,846
National Australia Bank Ltd.	2,950	73,870
Orica Ltd.	28	749
QBE Insurance Group Ltd.	2,245	32,158
Rio Tinto Ltd.	2,044	139,193
Telstra Corp. Ltd.	33,436	109,865
Wesfarmers Ltd.	1,903	61,105
Wesfarmers Ltd. (price protected shares)	3,056	98,688
Westfield Group unit	6,049	52,247
Westfield Retail Trust unit	7,479	19,981
Westpac Banking Corp.	4,051	88,507
Woolworths Ltd.	3,482	89,641
TOTAL AUSTRALIA		1,772,086
Austria - 0.9%
OMV AG	1,943	64,233
Raiffeisen International Bank-Holding AG (d)	1,508	35,464
Telekom Austria AG	700	8,099
Vienna Insurance Group AG Wien	1,011	36,004
Voestalpine AG	2,039	58,844
TOTAL AUSTRIA		202,644
Bailiwick of Guernsey - 0.2%
Resolution Ltd.	11,366	42,026
Bailiwick of Jersey - 0.9%
Experian PLC	8,153	107,992
Petrofac Ltd.	4,090	93,009
TOTAL BAILIWICK OF JERSEY		201,001
Belgium - 0.9%
Anheuser-Busch InBev SA NV	2,829	169,184
Delhaize Group SA	645	37,969
KBC Groupe SA	606	6,759
TOTAL BELGIUM		213,912
Bermuda - 0.6%
Kerry Properties Ltd.	8,000	27,859
Orient Overseas International Ltd.	15,000	69,304
Yue Yuen Industrial (Holdings) Ltd.	15,500	45,173
TOTAL BERMUDA		142,336

	Shares	Value
Cayman Islands - 0.4%
Wynn Macau Ltd.	33,600	$ 98,713
Denmark - 1.2%
A.P. Moller - Maersk A/S Series B	16	109,298
Novo Nordisk A/S Series B	1,505	170,865
TOTAL DENMARK		280,163
Finland - 1.8%
Fortum Corp.	3,400	77,949
Kone Oyj (B Shares)	1,733	97,231
Metso Corp.	148	5,887
Nokia Corp.	14,771	85,380
Sampo OYJ (A Shares)	2,202	57,260
Stora Enso Oyj (R Shares)	8,332	51,820
Wartsila Corp.	1,126	36,846
TOTAL FINLAND		412,373
France - 8.1%
Air Liquide SA	11	1,389
AXA SA	3,565	51,358
BIC SA	950	84,106
BNP Paribas SA	1,600	63,365
Bouygues SA	2,743	89,371
Carrefour SA	844	22,401
CNP Assurances	1,600	21,502
Compagnie de St. Gobain	1,858	78,414
Compagnie Generale de Geophysique SA (a)	2,720	62,943
Credit Agricole SA	77	492
Danone	370	24,386
Eramet SA	472	61,654
France Telecom SA	8,638	149,113
GDF Suez	2,623	73,265
Gecina SA	442	38,056
Hermes International SA	163	51,695
LVMH Moet Hennessy - Louis Vuitton	105	16,453
M6 Metropole Television SA	5,362	79,659
Natixis SA	7,165	20,682
Peugeot Citroen SA	4,589	85,350
Sanofi-aventis	1,738	121,580
Schneider Electric SA	498	28,108
Societe Generale Series A	1,885	45,799
Technip SA	201	19,084
Total SA	6,306	325,379
Unibail-Rodamco	393	73,014
VINCI SA	1,400	62,283
Vivendi	6,246	143,700
TOTAL FRANCE		1,894,601
Germany - 6.4%
Allianz AG	1,110	114,829
BASF AG	2,834	205,810
Bayer AG	2,785	182,490
Bayerische Motoren Werke AG (BMW)	438	32,950
Common Stocks - continued
	Shares	Value
Germany - continued
Commerzbank AG (a)(d)	23,917	$ 44,644
Daimler AG (Germany)	318	14,363
Deutsche Bank AG	1,274	49,785
Deutsche Telekom AG	5,892	76,329
E.ON AG	3,722	91,833
Hannover Rueckversicherungs AG	664	34,568
Infineon Technologies AG	9,805	80,930
Kabel Deutschland Holding AG (a)	1,543	85,493
Linde AG	10	1,535
Munich Re Group	158	19,906
SAP AG	1,560	93,422
Siemens AG	2,270	229,748
TUI AG (a)(d)	14,140	78,611
Volkswagen AG	97	14,665
Wacker Chemie AG	446	42,440
TOTAL GERMANY		1,494,351
Greece - 0.3%
Greek Organization of Football Prognostics SA	6,459	57,808
Public Power Corp. of Greece	3,006	17,088
TOTAL GREECE		74,896
Hong Kong - 2.5%
Cheung Kong Holdings Ltd.	10,000	114,436
Henderson Land Development Co. Ltd.	24	119
Hopewell Holdings Ltd.	18,000	46,973
Hutchison Whampoa Ltd.	13,000	114,000
New World Development Co. Ltd.	21,389	18,290
Power Assets Holdings Ltd.	500	3,746
SJM Holdings Ltd.	50,000	86,011
Sun Hung Kai Properties Ltd.	3,495	43,432
Wharf Holdings Ltd.	17,000	83,205
Wheelock and Co. Ltd.	29,000	77,451
TOTAL HONG KONG		587,663
Ireland - 0.1%
CRH PLC	27	516
Kerry Group PLC Class A	680	25,404
TOTAL IRELAND		25,920
Israel - 0.0%
Bank Hapoalim BM (Reg.)	140	477
Italy - 1.8%
Assicurazioni Generali SpA	1,101	18,214
Enel SpA	32,560	137,918
ENI SpA	3,382	71,633
EXOR SpA	1,728	36,551
Finmeccanica SpA	17,087	73,709
Intesa Sanpaolo SpA	15,603	25,749
Intesa Sanpaolo SpA (Risparmio Shares)	15,170	19,448
Pirelli & C SpA	102	959

	Shares	Value
Telecom Italia SpA	19,506	$ 22,086
UniCredit SpA	9,662	10,037
TOTAL ITALY		416,304
Japan - 20.7%
Aeon Co. Ltd.	6,900	94,298
Aisin Seiki Co. Ltd.	2,800	84,618
Ajinomoto Co., Inc.	8,000	95,842
Aozora Bank Ltd.	29,000	77,696
Asahi Glass Co. Ltd.	12,000	102,738
Asahi Kasei Corp.	5,000	30,334
Bank of Yokohama Ltd.	7,000	33,401
Canon, Inc.	4,300	192,932
Central Japan Railway Co.	12	96,163
Chiba Bank Ltd.	4,000	26,094
Daicel Chemical Industries Ltd.	15,000	84,071
Daiichi Sankyo Kabushiki Kaisha	3,600	64,922
Daito Trust Construction Co. Ltd.	1,000	89,201
Daiwa House Industry Co. Ltd.	7,000	84,729
DeNA Co. Ltd.	2,400	74,517
Denso Corp.	3,700	105,995
East Japan Railway Co.	1,700	104,140
Eisai Co. Ltd.	2,500	96,529
Fanuc Corp.	100	16,432
Fuji Heavy Industries Ltd.	13,000	75,147
Fujifilm Holdings Corp.	2,000	48,547
Hino Motors Ltd.	4,000	24,604
Hitachi Ltd.	24,000	133,191
Honda Motor Co. Ltd.	1,100	34,912
Idemitsu Kosan Co. Ltd.	800	85,562
INPEX Corp.	12	81,021
JGC Corp.	3,000	75,619
JTEKT Corp.	8,900	87,790
Jupiter Telecommunications Co.	40	38,885
Kao Corp.	1,300	34,408
KDDI Corp.	17	112,653
Kirin Holdings Co. Ltd.	2,000	24,422
Kuraray Co. Ltd.	2,000	28,706
Marubeni Corp.	8,000	49,428
Mitsubishi Corp.	700	14,473
Mitsubishi UFJ Financial Group, Inc.	46,400	203,259
Mitsui & Co. Ltd.	5,500	86,790
Mizuho Financial Group, Inc.	101,600	133,767
Nippon Meat Packers, Inc.	6,000	75,392
Nippon Telegraph & Telephone Corp.	2,500	123,312
Nissan Motor Co. Ltd.	7,300	67,047
Nisshin Seifun Group, Inc.	3,500	42,027
Nitto Denko Corp.	700	29,101
NTN Corp.	17,000	67,558
NTT Data Corp.	16	49,747
NTT DoCoMo, Inc.	18	31,820
ORIX Corp.	380	32,067
Osaka Gas Co. Ltd.	13,000	49,602
Resona Holdings, Inc.	21,300	95,414
Common Stocks - continued
	Shares	Value
Japan - continued
Sega Sammy Holdings, Inc.	4,200	$ 85,902
Seven & i Holdings Co., Ltd.	3,400	94,942
Shinsei Bank Ltd.	75,000	76,013
Shionogi & Co. Ltd.	6,800	80,006
SOFTBANK CORP.	200	6,756
Sumitomo Corp.	4,300	57,404
Sumitomo Mitsui Financial Group, Inc.	5,800	161,346
Suzuki Motor Corp.	4,400	93,701
Takeda Pharmaceutical Co. Ltd.	3,600	147,885
Tokio Marine Holdings, Inc.	200	4,862
Tokyo Gas Co. Ltd.	11,000	47,191
Tokyu Land Corp.	6,000	23,503
Toyo Suisan Kaisha Ltd.	1,500	36,914
Toyota Motor Corp.	3,900	128,446
Yamada Denki Co. Ltd.	720	52,087
Yamato Holdings Co. Ltd.	5,500	88,333
Yamazaki Baking Co. Ltd.	5,000	66,568
TOTAL JAPAN		4,842,782
Netherlands - 2.4%
Akzo Nobel NV	375	18,908
ING Groep NV (Certificaten Van Aandelen) (a)	13,106	102,227
Koninklijke Ahold NV	8,597	109,304
Koninklijke KPN NV	2,705	33,043
Koninklijke Philips Electronics NV	242	4,923
Royal DSM NV	1,895	91,830
STMicroelectronics NV	9,011	57,115
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,054	138,094
TOTAL NETHERLANDS		555,444
New Zealand - 0.9%
Chorus Ltd. (a)	8,556	21,983
Fletcher Building Ltd.	8,805	40,707
Sky City Entertainment Group Ltd.	29,623	78,193
Telecom Corp. of New Zealand Ltd.	42,784	67,827
TOTAL NEW ZEALAND		208,710
Norway - 1.2%
Aker Solutions ASA	3,012	35,101
Gjensidige Forsikring ASA	3,309	38,247
StatoilHydro ASA	5,516	142,661
Telenor ASA	3,400	57,991
TOTAL NORWAY		274,000
Portugal - 0.5%
Energias de Portugal SA	24,446	78,187
Portugal Telecom SGPS SA (Reg.)	6,948	42,940
TOTAL PORTUGAL		121,127
Singapore - 1.5%
ComfortDelgro Corp. Ltd.	74,000	82,300
Jardine Cycle & Carriage Ltd.	2,000	73,254

	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	506	$ 3,224
SembCorp Marine Ltd.	21,000	63,159
UOL Group Ltd.	23,000	77,303
Yangzijiang Shipbuilding Holdings Ltd.	60,000	43,225
TOTAL SINGAPORE		342,465
Spain - 3.1%
Amadeus IT Holding SA Class A	2,632	44,301
Banco Bilbao Vizcaya Argentaria SA	6,241	52,578
Banco Santander SA (Spain)	17,749	133,243
Distribuidora Internacional de Alimentacion SA (a)	18,261	82,185
Gas Natural SDG SA	5,106	88,790
Iberdrola SA	10,216	68,054
Inditex SA	821	69,541
Repsol YPF SA	2,174	65,428
Telefonica SA	6,930	130,149
Vallehermoso SA	104	623
TOTAL SPAIN		734,892
Sweden - 2.2%
Getinge AB (B Shares)	362	9,293
H&M Hennes & Mauritz AB (B Shares)	461	14,580
Nordea Bank AB	1,887	14,962
Scania AB (B Shares)	4,742	72,186
Svenska Cellulosa AB (SCA) (B Shares)	5,000	74,045
Swedish Match Co.	2,801	91,570
Tele2 AB (B Shares)	2,729	54,167
Telefonaktiebolaget LM Ericsson (B Shares)	7,561	80,672
Volvo AB (B Shares)	8,481	96,891
TOTAL SWEDEN		508,366
Switzerland - 6.9%
ABB Ltd. (Reg.)	919	17,424
Compagnie Financiere Richemont SA Series A	216	11,636
Credit Suisse Group	2,031	49,025
Givaudan SA	54	50,128
Nestle SA	8,414	471,129
Novartis AG	4,297	232,082
Pargesa Holding SA	515	36,955
Roche Holding AG (participation certificate)	2,076	329,524
Straumann Holding AG	170	29,776
Swatch Group AG (Bearer)	100	38,719
Swiss Re Ltd.	1,402	73,668
Transocean Ltd. (Switzerland)	1,893	81,792
UBS AG (a)	6,080	74,880
Zurich Financial Services AG	474	103,829
TOTAL SWITZERLAND		1,600,567
United Kingdom - 20.0%
Anglo American PLC (United Kingdom)	3,270	124,193
Common Stocks - continued
	Shares	Value
United Kingdom - continued
AstraZeneca PLC:
(United Kingdom)	1,860	$ 85,695
sponsored ADR	3,188	146,584
Aviva PLC	13,107	64,354
BAE Systems PLC	18,290	78,564
Barclays PLC	38,287	110,329
BG Group PLC	4,154	88,565
BHP Billiton PLC	4,530	139,352
BP PLC	53,126	384,880
British American Tobacco PLC (United Kingdom)	2,972	137,966
BT Group PLC	25,000	74,834
Cable & Wireless PLC	14,975	9,105
Centrica PLC	16,449	77,910
Diageo PLC	4,000	85,699
GlaxoSmithKline PLC	2,172	48,151
GlaxoSmithKline PLC sponsored ADR	7,029	312,650
HSBC Holdings PLC:
(United Kingdom)	25,004	195,105
sponsored ADR	2,266	88,714
Imperial Tobacco Group PLC	4,329	155,445
ITV PLC	80,240	81,539
Kingfisher PLC	24,042	96,442
Land Securities Group PLC	1,861	20,065
Legal & General Group PLC	33,133	55,171
Lloyds Banking Group PLC (a)	7,148	2,798
Man Group PLC	18,491	41,179
Marks & Spencer Group PLC	18,404	95,372
National Grid PLC	8,337	81,956
Next PLC	27	1,136
Old Mutual PLC	32,226	57,353
Pearson PLC	3,305	60,057
Prudential PLC	2,393	23,561
Rexam PLC	16,797	90,630
Rio Tinto PLC	4,109	216,390
Royal Dutch Shell PLC:
Class A (United Kingdom)	6,673	233,460
Class B	9,537	343,771
Scottish & Southern Energy PLC	5,819	120,090
Serco Group PLC	74	570
Standard Chartered PLC (United Kingdom)	3,824	83,059
Tesco PLC	10,024	63,745
Unilever PLC	5,187	174,297
Vedanta Resources PLC	1,480	24,667
Vodafone Group PLC	97,309	263,510
Xstrata PLC	2,041	32,576
TOTAL UNITED KINGDOM		4,671,489
TOTAL COMMON STOCKS (Cost $23,233,553)		21,719,308
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
Germany - 0.3%
ProSiebenSat.1 Media AG	4,061	$ 79,623
Volkswagen AG	12	2,059
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $77,320)		81,682
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.04% 1/19/12 (e) (Cost $49,997)	$ 50,000	49,999
Money Market Funds - 5.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (f)	1,227,964	1,227,964
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	144,250	144,250
TOTAL MONEY MARKET FUNDS (Cost $1,372,214)		1,372,214
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $24,733,084)	23,223,203
NET OTHER ASSETS (LIABILITIES) - 0.5%	117,332
NET ASSETS - 100%	$ 23,340,535
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 NYSE E-mini MSCI EAFE Index Contracts	Dec. 2011	$ 1,232,755	$ (28,727)

The face value of futures purchased as a percentage of net assets is 5.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,999.
(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned

Fidelity Securities Lending Cash Central Fund	$ 1,571
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 4,842,782	$ -	$ 4,842,782	$ -
United Kingdom	4,671,489	1,945,324	2,726,165	-
France	1,894,601	1,235,586	659,015	-
Australia	1,772,086	-	1,772,086	-
Switzerland	1,600,567	1,227,156	373,411	-
Germany	1,576,033	1,203,078	372,955	-
Spain	734,892	418,922	315,970	-
Hong Kong	587,663	-	587,663	-
Netherlands	555,444	253,085	302,359	-
Other	3,565,433	2,195,982	1,369,451	-
Government Obligations	49,999	-	49,999	-
Money Market Funds	1,372,214	1,372,214	-	-
Total Investments in Securities:	$ 23,223,203	$ 9,851,347	$ 13,371,856	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (28,727)	$ (28,727)	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $24,754,988. Net unrealized depreciation aggregated $1,531,785, of which $2,088,705 related to appreciated investment securities and $3,620,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

November 30, 2011

1.859523.104

GEI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.3%
Lear Corp.	6,715	$ 281,560
Automobiles - 0.6%
Ford Motor Co. (a)(e)	51,104	541,702
Distributors - 0.4%
Genuine Parts Co. (e)	5,900	345,150
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,098	392,591
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc.	12,151	292,596
International Game Technology	2,224	37,941
McDonald's Corp.	10,990	1,049,765
Starbucks Corp.	17,782	773,161
Wyndham Worldwide Corp.	9,040	320,468
Wynn Resorts Ltd.	900	108,504
Yum! Brands, Inc.	11,841	663,570
		3,246,005
Household Durables - 0.7%
Harman International Industries, Inc. (e)	7,684	317,349
Tupperware Brands Corp.	6,216	362,144
		679,493
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	3,462	665,708
Priceline.com, Inc. (a)	60	29,153
		694,861
Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	6,038	362,884
Media - 1.6%
Comcast Corp. Class A	3,600	81,612
DIRECTV (a)(e)	6,905	326,054
DISH Network Corp. Class A	14,672	360,491
Liberty Media Corp. Capital Series A (a)	352	26,851
McGraw-Hill Companies, Inc.	10,485	447,710
Time Warner Cable, Inc.	2,625	158,760
Viacom, Inc. Class B (non-vtg.)	1,338	59,889
		1,461,367
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	5,620	457,974
Macy's, Inc.	9,100	294,203
Nordstrom, Inc.	2,100	95,088
Target Corp. (e)	6,159	324,579
		1,171,844
Specialty Retail - 2.8%
AutoZone, Inc. (a)	1,050	344,799
Bed Bath & Beyond, Inc. (a)(e)	8,000	484,080
Home Depot, Inc.	11,658	457,227
Limited Brands, Inc.	10,924	462,413
O'Reilly Automotive, Inc. (a)	5,767	445,443

	Shares	Value
PetSmart, Inc. (e)	8,200	$ 395,650
TJX Companies, Inc. (e)	700	43,190
		2,632,802
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	9,928	621,394
NIKE, Inc. Class B	7,100	682,878
		1,304,272
TOTAL CONSUMER DISCRETIONARY		13,114,531
CONSUMER STAPLES - 12.7%
Beverages - 3.6%
Dr Pepper Snapple Group, Inc.	11,039	403,255
Hansen Natural Corp. (a)	4,346	400,701
PepsiCo, Inc.	16,943	1,084,352
The Coca-Cola Co.	22,559	1,516,642
		3,404,950
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	3,600	307,080
Kroger Co.	19,728	457,295
Safeway, Inc. (e)	15,500	310,000
Wal-Mart Stores, Inc.	16,600	977,740
Walgreen Co.	16,985	572,734
Whole Foods Market, Inc.	2,644	180,056
		2,804,905
Food Products - 2.3%
ConAgra Foods, Inc.	13,046	329,542
Hershey Co.	6,716	387,379
Hormel Foods Corp.	11,100	334,221
Mead Johnson Nutrition Co. Class A	4,747	357,734
Sara Lee Corp.	23,507	445,693
Tyson Foods, Inc. Class A	15,600	314,184
		2,168,753
Household Products - 0.9%
Church & Dwight Co., Inc.	2,300	101,775
Colgate-Palmolive Co.	5,200	475,800
Kimberly-Clark Corp.	2,978	212,838
		790,413
Tobacco - 2.9%
Altria Group, Inc. (e)	10,476	300,556
Philip Morris International, Inc.	26,211	1,998,327
Reynolds American, Inc.	8,762	366,777
		2,665,660
TOTAL CONSUMER STAPLES		11,834,681
ENERGY - 9.9%
Energy Equipment & Services - 2.0%
Halliburton Co.	11,187	411,682
Helmerich & Payne, Inc.	1,715	97,686
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	4,193	$ 300,638
Schlumberger Ltd.	14,350	1,080,986
		1,890,992
Oil, Gas & Consumable Fuels - 7.9%
Cabot Oil & Gas Corp.	5,123	453,847
Chevron Corp.	4,691	482,329
ConocoPhillips (e)	4,345	309,885
EOG Resources, Inc.	445	46,164
Exxon Mobil Corp.	51,155	4,114,908
Golar LNG Ltd. (NASDAQ)	7,600	331,360
Hess Corp.	3,100	186,682
HollyFrontier Corp.	14,966	347,960
Marathon Oil Corp. (e)	11,400	318,744
Marathon Petroleum Corp.	7,800	260,442
Occidental Petroleum Corp.	1,377	136,185
Peabody Energy Corp. (e)	4,261	167,159
Valero Energy Corp. (e)	7,806	173,840
		7,329,505
TOTAL ENERGY		9,220,497
FINANCIALS - 2.6%
Capital Markets - 0.4%
SEI Investments Co.	20,500	344,400
Commercial Banks - 0.5%
Fifth Third Bancorp	25,100	303,459
KeyCorp	26,336	191,989
		495,448
Consumer Finance - 0.6%
American Express Co.	5,700	273,828
Discover Financial Services	13,370	318,473
		592,301
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	2,100	56,532
The NASDAQ Stock Market, Inc. (a)	12,360	324,450
		380,982
Real Estate Investment Trusts - 0.7%
Public Storage	1,472	194,157
Rayonier, Inc.	8,902	361,777
Simon Property Group, Inc.	837	104,073
		660,007
TOTAL FINANCIALS		2,473,138
HEALTH CARE - 10.1%
Biotechnology - 1.7%
Amgen, Inc.	2,311	133,830
Biogen Idec, Inc. (a)(e)	6,056	696,137
Celgene Corp. (a)	1,614	101,811

	Shares	Value
Gilead Sciences, Inc. (a)	13,199	$ 525,980
United Therapeutics Corp. (a)(e)	2,758	112,830
		1,570,588
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	12,753	658,820
Becton, Dickinson & Co.	7,045	519,780
C. R. Bard, Inc. (e)	4,500	392,355
Medtronic, Inc.	5,999	218,544
Stryker Corp.	351	17,139
Thoratec Corp. (a)(e)	7,669	233,291
		2,039,929
Health Care Providers & Services - 3.2%
Aetna, Inc.	7,700	322,014
AmerisourceBergen Corp.	11,885	441,528
Cardinal Health, Inc.	9,746	413,815
HCA Holdings, Inc.	12,858	313,478
Humana, Inc.	3,818	338,580
McKesson Corp.	7,314	594,701
UnitedHealth Group, Inc.	6,476	315,835
WellPoint, Inc.	4,500	317,475
		3,057,426
Pharmaceuticals - 3.0%
Abbott Laboratories (e)	25,848	1,410,008
Allergan, Inc.	689	57,683
Bristol-Myers Squibb Co.	9,600	314,112
Eli Lilly & Co.	13,077	494,964
Johnson & Johnson	7,900	511,288
Sanofi-aventis rights (a)	691	898
		2,788,953
TOTAL HEALTH CARE		9,456,896
INDUSTRIALS - 11.5%
Aerospace & Defense - 3.4%
Exelis, Inc.	5,700	50,958
General Dynamics Corp.	4,846	320,127
Honeywell International, Inc.	7,950	430,493
L-3 Communications Holdings, Inc.	4,200	278,460
Lockheed Martin Corp.	7,014	548,144
Northrop Grumman Corp.	5,300	302,471
Precision Castparts Corp.	100	16,475
The Boeing Co. (e)	4,425	303,953
United Technologies Corp.	11,446	876,764
		3,127,845
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B (e)	5,697	408,760
Construction & Engineering - 0.5%
Fluor Corp.	7,720	423,210
Electrical Equipment - 0.7%
Emerson Electric Co.	3,969	207,380
Rockwell Automation, Inc.	6,312	473,589
		680,969
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.9%
3M Co.	6,590	$ 534,054
Danaher Corp.	952	46,058
General Electric Co.	11,782	187,452
Tyco International Ltd.	1,271	60,957
		828,521
Machinery - 3.2%
AGCO Corp. (a)	6,815	311,786
Caterpillar, Inc. (e)	11,771	1,152,145
Cummins, Inc.	1,518	146,229
Deere & Co.	1,530	121,253
Dover Corp.	7,389	406,173
Kennametal, Inc.	6,734	256,633
Pall Corp.	2,472	134,699
Parker Hannifin Corp.	4,800	397,344
Timken Co.	2,077	87,255
		3,013,517
Professional Services - 0.4%
Verisk Analytics, Inc. (a)	9,717	381,684
Road & Rail - 1.4%
CSX Corp.	28,516	619,082
Norfolk Southern Corp. (e)	4,117	310,998
Union Pacific Corp.	4,017	415,398
		1,345,478
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	1,274	88,581
W.W. Grainger, Inc.	2,500	467,250
		555,831
TOTAL INDUSTRIALS		10,765,815
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 1.7%
Cisco Systems, Inc.	16,619	309,778
Motorola Solutions, Inc.	6,900	322,023
QUALCOMM, Inc.	17,388	952,862
		1,584,663
Computers & Peripherals - 7.1%
Apple, Inc. (a)	13,395	5,119,567
Dell, Inc. (a)	36,610	576,974
EMC Corp. (a)(e)	14,600	335,946
NetApp, Inc. (a)(e)	8,638	318,138
Western Digital Corp. (a)	10,993	319,567
		6,670,192
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	17,277	350,205
Tech Data Corp. (a)(e)	2,443	120,269
		470,474

	Shares	Value
Internet Software & Services - 2.9%
Google, Inc. Class A (a)	3,978	$ 2,384,373
Yahoo!, Inc. (a)	19,881	312,331
		2,696,704
IT Services - 6.6%
Accenture PLC Class A (e)	14,027	812,584
Automatic Data Processing, Inc.	942	48,127
DST Systems, Inc.	3,000	142,590
Fiserv, Inc. (a)	5,147	296,776
International Business Machines Corp.	15,005	2,820,940
MasterCard, Inc. Class A	2,076	777,566
The Western Union Co.	25,300	441,232
Total System Services, Inc.	15,500	310,620
Visa, Inc. Class A	5,528	536,050
		6,186,485
Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.	26,039	280,700
Avago Technologies Ltd.	12,758	381,719
Intel Corp. (e)	12,310	306,642
KLA-Tencor Corp. (e)	357	16,458
Marvell Technology Group Ltd. (a)	3,571	50,423
		1,035,942
Software - 8.3%
Activision Blizzard, Inc.	24,100	299,322
Adobe Systems, Inc. (a)(e)	7,828	214,644
BMC Software, Inc. (a)	10,957	390,727
Electronic Arts, Inc. (a)(e)	16,800	389,592
Intuit, Inc.	8,469	450,890
Microsoft Corp.	113,675	2,907,807
Oracle Corp.	60,534	1,897,741
Symantec Corp. (a)(e)	28,244	461,789
Synopsys, Inc. (a)(e)	11,100	310,467
VMware, Inc. Class A (a)	4,216	407,603
		7,730,582
TOTAL INFORMATION TECHNOLOGY		26,375,042
MATERIALS - 4.5%
Chemicals - 3.2%
Airgas, Inc.	385	29,626
Albemarle Corp.	6,892	375,821
CF Industries Holdings, Inc.	2,817	393,817
E.I. du Pont de Nemours & Co.	6,077	289,994
Eastman Chemical Co. (e)	7,000	277,340
LyondellBasell Industries NV Class A	9,700	316,899
Monsanto Co.	5,661	415,800
PPG Industries, Inc.	5,816	510,354
Praxair, Inc.	1,100	112,200
The Mosaic Co.	4,483	236,523
		2,958,374
Containers & Packaging - 0.1%
Sealed Air Corp.	7,427	130,864
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	17,900	$ 708,840
Newmont Mining Corp.	4,650	320,292
		1,029,132
Paper & Forest Products - 0.1%
International Paper Co.	2,443	69,381
TOTAL MATERIALS		4,187,751
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. (a)	3,293	67,869
Verizon Communications, Inc. (e)	14,202	535,841
		603,710
UTILITIES - 0.8%
Electric Utilities - 0.3%
Northeast Utilities	8,700	301,107
Multi-Utilities - 0.5%
Ameren Corp.	700	23,667
CenterPoint Energy, Inc.	14,950	297,505
Public Service Enterprise Group, Inc.	3,608	118,848
		440,020
TOTAL UTILITIES		741,127
TOTAL COMMON STOCKS (Cost $79,941,057)		88,773,188
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.1% 12/15/11 to 1/19/12 (f) (Cost $374,979)	$ 375,000	374,996
Money Market Funds - 15.6%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,515,295	$ 3,515,295
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	11,024,780	11,024,780
TOTAL MONEY MARKET FUNDS (Cost $14,540,075)		14,540,075
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $94,856,111)		103,688,259
NET OTHER ASSETS (LIABILITIES) - (10.9)%		(10,171,358)
NET ASSETS - 100%		$ 93,516,901
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
72 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 4,485,600	$ 26,820
The face value of futures purchased as a percentage of net assets is 4.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $374,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 8,219
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,114,531	$ 13,114,531	$ -	$ -
Consumer Staples	11,834,681	11,834,681	-	-
Energy	9,220,497	9,220,497	-	-
Financials	2,473,138	2,473,138	-	-
Health Care	9,456,896	9,456,896	-	-
Industrials	10,765,815	10,765,815	-	-
Information Technology	26,375,042	26,375,042	-	-
Materials	4,187,751	4,187,751	-	-
Telecommunication Services	603,710	603,710	-	-
Utilities	741,127	741,127	-	-
U.S. Government and Government Agency Obligations	374,996	-	374,996	-
Money Market Funds	14,540,075	14,540,075	-	-
Total Investments in Securities:	$ 103,688,259	$ 103,313,263	$ 374,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 26,820	$ 26,820	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $94,950,183. Net unrealized appreciation aggregated $8,738,076, of which $11,331,802 related to appreciated investment securities and $2,593,726 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

November 30, 2011

1.859524.104

VEI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.7%
Autoliv, Inc.	5,100	$ 271,728
Lear Corp.	7,532	315,817
		587,545
Automobiles - 0.5%
Ford Motor Co. (a)(e)	38,700	410,220
Distributors - 0.5%
Genuine Parts Co.	6,400	374,400
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	5,900	286,032
Hotels, Restaurants & Leisure - 0.6%
Brinker International, Inc.	5,753	138,532
Wyndham Worldwide Corp.	10,536	373,501
		512,033
Household Durables - 0.3%
Harman International Industries, Inc.	6,277	259,240
Leisure Equipment & Products - 0.0%
Polaris Industries, Inc.	595	35,760
Media - 2.0%
Comcast Corp. Class A	7,426	168,347
DISH Network Corp. Class A	11,100	272,727
Liberty Media Corp. Capital Series A (a)	1,410	107,555
McGraw-Hill Companies, Inc.	2,700	115,290
News Corp. Class A	12,855	224,191
The Walt Disney Co.	15,741	564,315
Time Warner, Inc.	5,241	182,492
		1,634,917
Multiline Retail - 1.4%
Kohl's Corp.	200	10,760
Macy's, Inc.	14,063	454,657
Target Corp. (e)	13,701	722,043
		1,187,460
Specialty Retail - 2.2%
Best Buy Co., Inc.	14,279	386,818
Gap, Inc. (e)	2,309	43,155
Home Depot, Inc.	400	15,688
Limited Brands, Inc.	7,400	313,242
Lowe's Companies, Inc.	29,627	711,344
PetSmart, Inc. (e)	6,800	328,100
		1,798,347
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	4,700	294,173
NIKE, Inc. Class B	2,372	228,139
		522,312
TOTAL CONSUMER DISCRETIONARY		7,608,266

	Shares	Value
CONSUMER STAPLES - 7.8%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	11,600	$ 302,992
Dr Pepper Snapple Group, Inc.	7,513	274,450
		577,442
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	9,489	368,553
Kroger Co.	14,548	337,223
Safeway, Inc. (e)	19,500	390,000
Wal-Mart Stores, Inc.	11,000	647,900
Walgreen Co.	8,400	283,248
		2,026,924
Food Products - 2.0%
ConAgra Foods, Inc.	16,178	408,656
Hershey Co.	2,462	142,008
Kraft Foods, Inc. Class A	12,908	466,624
Smithfield Foods, Inc. (a)(e)	9,500	232,655
Tyson Foods, Inc. Class A	20,217	407,170
		1,657,113
Household Products - 2.7%
Clorox Co. (e)	5,700	370,272
Procter & Gamble Co.	28,390	1,833,142
		2,203,414
Tobacco - 0.0%
Philip Morris International, Inc.	400	30,496
TOTAL CONSUMER STAPLES		6,495,389
ENERGY - 12.2%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	9,262	664,085
SEACOR Holdings, Inc.	3,300	286,341
		950,426
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	1,832	148,887
Apache Corp.	643	63,940
Chevron Corp.	26,866	2,762,362
ConocoPhillips	22,000	1,569,040
CVR Energy, Inc. (a)	10,795	196,469
Devon Energy Corp.	1,256	82,218
Exxon Mobil Corp.	13,500	1,085,940
Hess Corp.	6,970	419,733
HollyFrontier Corp.	10,148	235,941
Marathon Oil Corp. (e)	19,951	557,830
Marathon Petroleum Corp.	12,525	418,210
Murphy Oil Corp.	4,600	257,232
Occidental Petroleum Corp.	8,118	802,870
Tesoro Corp. (a)	521	12,447
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp. (e)	20,300	$ 452,081
Williams Companies, Inc.	1,500	48,420
		9,113,620
TOTAL ENERGY		10,064,046
FINANCIALS - 22.9%
Capital Markets - 2.2%
American Capital Ltd. (a)	44,800	312,256
Bank of New York Mellon Corp.	5,775	112,382
Goldman Sachs Group, Inc.	5,836	559,439
Morgan Stanley	36,335	537,395
SEI Investments Co.	18,000	302,400
		1,823,872
Commercial Banks - 5.6%
BB&T Corp.	1,700	39,389
BOK Financial Corp.	1,450	79,533
Fifth Third Bancorp	36,200	437,658
Huntington Bancshares, Inc.	68,800	361,200
KeyCorp	52,900	385,641
M&T Bank Corp.	3,000	218,940
PNC Financial Services Group, Inc.	11,985	649,707
Regions Financial Corp.	30,507	125,384
U.S. Bancorp	21,886	567,285
Wells Fargo & Co.	68,833	1,780,021
		4,644,758
Consumer Finance - 1.6%
American Express Co.	11,300	542,852
Discover Financial Services	18,471	439,979
SLM Corp.	26,879	346,202
		1,329,033
Diversified Financial Services - 4.7%
Bank of America Corp.	140,012	761,665
CBOE Holdings, Inc.	11,010	296,389
Citigroup, Inc.	27,450	754,326
CME Group, Inc.	1,911	476,374
JPMorgan Chase & Co.	41,907	1,297,860
The NASDAQ Stock Market, Inc. (a)	12,700	333,375
		3,919,989
Insurance - 6.4%
ACE Ltd.	9,010	626,465
AFLAC, Inc.	8,510	369,674
Allied World Assurance Co. Holdings Ltd.	5,000	297,450
Allstate Corp.	2,600	69,654
Arch Capital Group Ltd. (a)	8,603	324,935
Axis Capital Holdings Ltd.	4,160	132,829
Berkshire Hathaway, Inc. Class B (a)(e)	18,498	1,456,902
Fidelity National Financial, Inc. Class A	3,086	48,975

	Shares	Value
First American Financial Corp.	4,052	$ 47,003
HCC Insurance Holdings, Inc.	2,900	77,952
MetLife, Inc.	2,045	64,377
Progressive Corp. (e)	23,010	433,969
Prudential Financial, Inc.	895	45,323
The Travelers Companies, Inc.	10,997	618,581
Torchmark Corp.	43	1,831
Transatlantic Holdings, Inc.	6,200	338,768
Validus Holdings Ltd.	11,086	333,578
		5,288,266
Real Estate Investment Trusts - 2.4%
Annaly Capital Management, Inc.	26,262	422,030
Liberty Property Trust (SBI) (e)	10,900	324,929
MFA Financial, Inc.	4,229	29,096
Public Storage	2,700	356,130
Rayonier, Inc.	6,600	268,224
Simon Property Group, Inc.	1,795	223,190
Weyerhaeuser Co.	21,082	353,967
		1,977,566
TOTAL FINANCIALS		18,983,484
HEALTH CARE - 13.3%
Biotechnology - 0.8%
Amgen, Inc.	11,100	642,801
Health Care Equipment & Supplies - 0.3%
C. R. Bard, Inc. (e)	2,690	234,541
Medtronic, Inc.	900	32,787
		267,328
Health Care Providers & Services - 4.2%
Aetna, Inc.	12,311	514,846
Cardinal Health, Inc.	9,002	382,225
HCA Holdings, Inc.	6,335	154,447
Humana, Inc.	5,817	515,852
McKesson Corp.	3,491	283,853
UnitedHealth Group, Inc.	19,859	968,523
WellPoint, Inc.	9,263	653,505
		3,473,251
Pharmaceuticals - 8.0%
Bristol-Myers Squibb Co.	31,167	1,019,784
Eli Lilly & Co.	16,957	641,822
Johnson & Johnson	23,134	1,497,232
Merck & Co., Inc.	32,704	1,169,168
Pfizer, Inc.	114,347	2,294,944
		6,622,950
TOTAL HEALTH CARE		11,006,330
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.6%
Exelis, Inc.	4,973	44,459
General Dynamics Corp.	8,676	573,137
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
L-3 Communications Holdings, Inc.	5,630	$ 373,269
Lockheed Martin Corp.	3,669	286,732
Northrop Grumman Corp.	8,800	502,216
Raytheon Co.	8,226	374,859
		2,154,672
Air Freight & Logistics - 0.0%
FedEx Corp.	200	16,616
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	1,909	52,402
Industrial Conglomerates - 2.9%
General Electric Co.	151,075	2,403,603
Tyco International Ltd.	700	33,572
		2,437,175
Machinery - 1.4%
AGCO Corp. (a)	7,504	343,308
CNH Global NV (a)(e)	8,068	320,461
Dover Corp.	1,452	79,816
ITT Corp.	750	15,128
Parker Hannifin Corp.	4,900	405,622
		1,164,335
Road & Rail - 2.1%
CSX Corp.	11,772	255,570
Norfolk Southern Corp. (e)	8,319	628,417
Union Pacific Corp.	8,002	827,487
		1,711,474
TOTAL INDUSTRIALS		7,536,674
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 2.6%
Cisco Systems, Inc.	88,316	1,646,210
Motorola Solutions, Inc.	10,721	500,349
		2,146,559
Computers & Peripherals - 1.4%
Apple, Inc. (a)	700	267,540
Dell, Inc. (a)	18,900	297,864
Hewlett-Packard Co.	21,000	586,950
		1,152,354
Electronic Equipment & Components - 0.2%
Tech Data Corp. (a)(e)	3,600	177,228
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	15,447	242,672
IT Services - 1.4%
Accenture PLC Class A (e)	5,100	295,443
Computer Sciences Corp. (e)	11,400	278,502
Fiserv, Inc. (a)	1,200	69,192
Total System Services, Inc.	16,123	323,105
Visa, Inc. Class A	1,600	155,152
		1,121,394

	Shares	Value
Semiconductors & Semiconductor Equipment - 3.1%
Avago Technologies Ltd.	8,600	$ 257,312
Intel Corp. (e)	78,758	1,961,862
Marvell Technology Group Ltd. (a)	27,200	384,064
		2,603,238
Software - 0.9%
Activision Blizzard, Inc.	32,100	398,682
Microsoft Corp.	12,200	312,076
Oracle Corp.	969	30,378
		741,136
TOTAL INFORMATION TECHNOLOGY		8,184,581
MATERIALS - 2.8%
Chemicals - 1.0%
CF Industries Holdings, Inc.	2,000	279,600
Dow Chemical Co. (e)	4,891	135,530
LyondellBasell Industries NV Class A	12,900	421,443
		836,573
Containers & Packaging - 0.3%
Sealed Air Corp.	15,400	271,348
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	6,054	239,738
Newmont Mining Corp.	10,256	706,433
		946,171
Paper & Forest Products - 0.4%
Domtar Corp.	3,728	292,760
TOTAL MATERIALS		2,346,852
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	65,129	1,887,438
Verizon Communications, Inc. (e)	29,004	1,094,321
		2,981,759
UTILITIES - 6.2%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	13,370	530,522
Cleco Corp.	5,300	191,542
Duke Energy Corp.	19,900	414,915
Entergy Corp.	6,957	489,495
Exelon Corp. (e)	1,975	87,512
NextEra Energy, Inc.	322	17,852
Northeast Utilities	10,547	365,032
Pinnacle West Capital Corp. (e)	7,494	355,291
Progress Energy, Inc.	869	47,256
Southern Co. (e)	4,147	182,095
		2,681,512
Gas Utilities - 0.4%
UGI Corp.	11,200	335,552
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 2.5%
Ameren Corp.	13,922	$ 470,703
CenterPoint Energy, Inc.	19,800	394,020
Dominion Resources, Inc.	1,874	96,736
NSTAR	7,700	350,273
PG&E Corp.	11,230	436,173
Public Service Enterprise Group, Inc.	9,800	322,812
Xcel Energy, Inc.	708	18,613
		2,089,330
TOTAL UTILITIES		5,106,394
TOTAL COMMON STOCKS (Cost $77,098,286)		80,313,775
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% 12/15/11 (f) (Cost $99,997)	$ 100,000	100,000
Money Market Funds - 13.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,899,276	1,899,276
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	9,005,425	9,005,425
TOTAL MONEY MARKET FUNDS (Cost $10,904,701)		10,904,701
TOTAL INVESTMENT PORTFOLIO - 110.3% (Cost $88,102,984)	91,318,476
NET OTHER ASSETS (LIABILITIES) - (10.3)%	(8,499,973)
NET ASSETS - 100%	$ 82,818,503
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
39 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 2,429,700	$ 167,635

The face value of futures purchased as a percentage of net assets is 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $100,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 10,876
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 7,608,266	$ 7,608,266	$ -	$ -
Consumer Staples	6,495,389	6,495,389	-	-
Energy	10,064,046	10,064,046	-	-
Financials	18,983,484	18,983,484	-	-
Health Care	11,006,330	11,006,330	-	-
Industrials	7,536,674	7,536,674	-	-
Information Technology	8,184,581	8,184,581	-	-
Materials	2,346,852	2,346,852	-	-
Telecommunication Services	2,981,759	2,981,759	-	-
Utilities	5,106,394	5,106,394	-	-
U.S. Government and Government Agency Obligations	100,000	-	100,000	-
Money Market Funds	10,904,701	10,904,701	-	-
Total Investments in Securities:	$ 91,318,476	$ 91,218,476	$ 100,000	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 167,635	$ 167,635	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $88,518,499. Net unrealized appreciation aggregated $2,799,977, of which $8,562,319 related to appreciated investment securities and $5,762,342 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

November 30, 2011

1.859522.104

CEI-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Automobiles - 0.6%
Ford Motor Co. (a)(e)	84,664	$ 897,438
Distributors - 0.4%
Genuine Parts Co. (e)	10,336	604,656
Diversified Consumer Services - 0.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	10,834	525,232
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (a)	3,933	183,710
McDonald's Corp.	12,763	1,219,122
Starbucks Corp.	21,469	933,472
Wynn Resorts Ltd.	773	93,193
Yum! Brands, Inc.	15,489	868,004
		3,297,501
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	2,269	436,306
Liberty Media Corp. Interactive Series A (a)	2,700	43,902
		480,208
Leisure Equipment & Products - 0.3%
Polaris Industries, Inc.	6,934	416,733
Media - 1.6%
Comcast Corp. Class A	13,231	299,947
DIRECTV (a)(e)	8,649	408,406
DISH Network Corp. Class A	16,220	398,525
Liberty Media Corp. Capital Series A (a)	3,489	266,141
McGraw-Hill Companies, Inc.	15,634	667,572
The Walt Disney Co.	9,230	330,896
		2,371,487
Multiline Retail - 1.7%
Dollar Tree, Inc. (a)	5,453	444,365
Kohl's Corp.	11,016	592,661
Macy's, Inc.	16,349	528,563
Target Corp. (e)	17,899	943,277
		2,508,866
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	10,337	625,492
Home Depot, Inc.	12,077	473,660
Limited Brands, Inc.	15,658	662,803
Lowe's Companies, Inc.	14,430	346,464
		2,108,419
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	12,049	754,147
NIKE, Inc. Class B	8,557	823,012
		1,577,159
TOTAL CONSUMER DISCRETIONARY		14,787,699
CONSUMER STAPLES - 11.5%
Beverages - 2.3%
Brown-Forman Corp. Class B (non-vtg.)	1,513	120,753

	Shares	Value
Coca-Cola Enterprises, Inc.	17,710	$ 462,585
Dr Pepper Snapple Group, Inc.	17,519	639,969
PepsiCo, Inc.	11,971	766,144
The Coca-Cola Co.	21,588	1,451,361
		3,440,812
Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	4,939	421,297
CVS Caremark Corp.	15,898	617,478
Kroger Co.	30,059	696,768
Safeway, Inc. (e)	26,726	534,520
Wal-Mart Stores, Inc.	31,154	1,834,971
Walgreen Co.	22,609	762,375
		4,867,409
Food Products - 2.2%
ConAgra Foods, Inc.	25,851	652,996
General Mills, Inc.	914	36,514
Hershey Co.	6,895	397,704
Kraft Foods, Inc. Class A	7,597	274,632
Mead Johnson Nutrition Co. Class A	8,873	668,669
Sara Lee Corp.	34,251	649,399
Tyson Foods, Inc. Class A	30,895	622,225
		3,302,139
Household Products - 1.5%
Church & Dwight Co., Inc.	700	30,975
Clorox Co. (e)	2,594	168,506
Colgate-Palmolive Co.	2,317	212,006
Kimberly-Clark Corp.	732	52,316
Procter & Gamble Co.	26,705	1,724,342
		2,188,145
Tobacco - 2.2%
Altria Group, Inc. (e)	14,416	413,595
Lorillard, Inc.	5,971	666,483
Philip Morris International, Inc.	28,315	2,158,736
		3,238,814
TOTAL CONSUMER STAPLES		17,037,319
ENERGY - 11.8%
Energy Equipment & Services - 1.5%
Halliburton Co.	15,326	563,997
National Oilwell Varco, Inc.	12,423	890,729
Schlumberger Ltd.	10,164	765,654
		2,220,380
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	540	43,886
Apache Corp.	28	2,784
Chevron Corp.	31,263	3,214,462
ConocoPhillips	26,530	1,892,120
Exxon Mobil Corp.	67,672	5,443,538
Hess Corp.	12,034	724,687
HollyFrontier Corp.	15,541	361,328
Marathon Oil Corp. (e)	28,106	785,844
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	17,570	$ 586,662
Murphy Oil Corp.	4,664	260,811
Occidental Petroleum Corp.	9,493	938,858
Peabody Energy Corp. (e)	12,963	508,538
Valero Energy Corp.	24,941	555,436
		15,318,954
TOTAL ENERGY		17,539,334
FINANCIALS - 12.0%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	737	14,342
Goldman Sachs Group, Inc.	6,253	599,413
Morgan Stanley	48,360	715,244
SEI Investments Co.	27,698	465,326
		1,794,325
Commercial Banks - 3.1%
Fifth Third Bancorp	53,607	648,109
KeyCorp	78,801	574,459
PNC Financial Services Group, Inc.	16,080	871,697
U.S. Bancorp	12,147	314,850
Wells Fargo & Co.	86,477	2,236,295
		4,645,410
Consumer Finance - 1.4%
American Express Co.	22,975	1,103,719
Discover Financial Services	27,964	666,102
SLM Corp.	23,031	296,639
		2,066,460
Diversified Financial Services - 2.3%
Bank of America Corp.	105,544	574,159
Citigroup, Inc.	20,693	568,644
CME Group, Inc.	2,759	687,764
JPMorgan Chase & Co.	34,339	1,063,479
The NASDAQ Stock Market, Inc. (a)	20,744	544,530
		3,438,576
Insurance - 2.9%
ACE Ltd.	11,335	788,123
AFLAC, Inc.	15,199	660,245
Berkshire Hathaway, Inc. Class B (a)(e)	15,666	1,233,854
Marsh & McLennan Companies, Inc.	8,365	252,539
Progressive Corp. (e)	34,771	655,781
The Travelers Companies, Inc.	11,810	664,313
		4,254,855
Real Estate Investment Trusts - 1.1%
Annaly Capital Management, Inc.	19,109	307,082
Public Storage	576	75,974
Rayonier, Inc.	8,167	331,907

	Shares	Value
Simon Property Group, Inc.	6,289	$ 781,974
Weyerhaeuser Co.	9,076	152,386
		1,649,323
TOTAL FINANCIALS		17,848,949
HEALTH CARE - 12.2%
Biotechnology - 0.9%
Amgen, Inc.	11,155	645,986
Biogen Idec, Inc. (a)	6,157	707,747
		1,353,733
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	15,789	815,660
Becton, Dickinson & Co.	1,658	122,327
C. R. Bard, Inc. (e)	755	65,828
Covidien PLC	2,498	113,784
Medtronic, Inc.	17,896	651,951
		1,769,550
Health Care Providers & Services - 4.1%
Aetna, Inc.	17,391	727,292
AmerisourceBergen Corp.	15,860	589,199
Cardinal Health, Inc.	16,440	698,042
HCA Holdings, Inc.	21,045	513,077
Humana, Inc.	8,521	755,642
McKesson Corp.	9,211	748,946
UnitedHealth Group, Inc.	23,286	1,135,658
WellPoint, Inc.	12,086	852,667
		6,020,523
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	2,555	95,813
Pharmaceuticals - 5.9%
Abbott Laboratories (e)	28,989	1,581,350
Bristol-Myers Squibb Co.	37,434	1,224,840
Eli Lilly & Co.	26,300	995,455
Johnson & Johnson	28,962	1,874,421
Merck & Co., Inc.	31,765	1,135,599
Pfizer, Inc.	99,918	2,005,354
		8,817,019
TOTAL HEALTH CARE		18,056,638
INDUSTRIALS - 10.5%
Aerospace & Defense - 3.5%
General Dynamics Corp.	12,581	831,101
Honeywell International, Inc.	7,944	430,168
L-3 Communications Holdings, Inc.	6,750	447,525
Lockheed Martin Corp.	9,548	746,176
Northrop Grumman Corp.	12,572	717,484
Raytheon Co.	16,430	748,715
The Boeing Co. (e)	2,590	177,907
United Technologies Corp.	14,257	1,092,086
		5,191,162
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B (e)	8,931	$ 640,799
Electrical Equipment - 0.0%
Emerson Electric Co.	1,217	63,588
Industrial Conglomerates - 2.3%
3M Co.	6,488	525,788
General Electric Co.	164,120	2,611,149
Tyco International Ltd.	4,511	216,348
		3,353,285
Machinery - 2.0%
Caterpillar, Inc.	13,430	1,314,528
Cummins, Inc.	311	29,959
Deere & Co.	1,335	105,799
Dover Corp.	11,382	625,669
Eaton Corp.	2,607	117,080
Illinois Tool Works, Inc.	1,417	64,388
Parker Hannifin Corp.	8,102	670,684
		2,928,107
Road & Rail - 1.9%
CSX Corp.	36,726	797,321
Norfolk Southern Corp. (e)	11,258	850,429
Union Pacific Corp.	11,200	1,158,192
		2,805,942
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	3,389	633,404
TOTAL INDUSTRIALS		15,616,287
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.2%
Cisco Systems, Inc.	98,585	1,837,624
Motorola Solutions, Inc.	16,758	782,096
QUALCOMM, Inc.	11,633	637,488
		3,257,208
Computers & Peripherals - 4.4%
Apple, Inc. (a)	13,049	4,987,328
Dell, Inc. (a)	51,709	814,934
EMC Corp. (a)(e)	4,409	101,451
Hewlett-Packard Co.	21,774	608,583
		6,512,296
Electronic Equipment & Components - 0.1%
Jabil Circuit, Inc.	8,374	169,741
Internet Software & Services - 2.2%
Google, Inc. Class A (a)	4,110	2,463,493
Yahoo!, Inc. (a)	48,825	767,041
		3,230,534
IT Services - 4.0%
Accenture PLC Class A (e)	15,618	904,751
Computer Sciences Corp. (e)	6,464	157,916
Fiserv, Inc. (a)	2,642	152,338

	Shares	Value
International Business Machines Corp.	12,675	$ 2,382,900
MasterCard, Inc. Class A	906	339,342
The Western Union Co.	14,979	261,234
Total System Services, Inc.	26,342	527,894
Visa, Inc. Class A	11,876	1,151,616
		5,877,991
Semiconductors & Semiconductor Equipment - 2.1%
Avago Technologies Ltd.	15,248	456,220
Intel Corp. (e)	86,989	2,166,896
Marvell Technology Group Ltd. (a)	35,025	494,553
		3,117,669
Software - 4.8%
Activision Blizzard, Inc.	42,484	527,651
BMC Software, Inc. (a)	6,616	235,927
CA, Inc.	17,251	365,721
Electronic Arts, Inc. (a)	19,333	448,332
Microsoft Corp.	116,100	2,969,838
Oracle Corp.	60,975	1,911,566
Symantec Corp. (a)(e)	39,571	646,986
		7,106,021
TOTAL INFORMATION TECHNOLOGY		29,271,460
MATERIALS - 2.9%
Chemicals - 1.8%
CF Industries Holdings, Inc.	3,985	557,103
E.I. du Pont de Nemours & Co.	1,068	50,965
Eastman Chemical Co. (e)	1,200	47,544
LyondellBasell Industries NV Class A	14,969	489,037
Monsanto Co.	12,116	889,920
The Mosaic Co.	10,702	564,638
		2,599,207
Metals & Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc.	17,579	696,128
Newmont Mining Corp.	13,939	960,118
		1,656,246
TOTAL MATERIALS		4,255,453
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	67,414	1,953,658
Verizon Communications, Inc. (e)	45,878	1,730,977
		3,684,635
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	17,458	692,733
Duke Energy Corp.	4,739	98,808
Entergy Corp.	10,501	738,850
Exelon Corp. (e)	5,656	250,617
Northeast Utilities	16,401	567,639
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	13,214	$ 718,577
Southern Co. (e)	1,915	84,088
		3,151,312
Multi-Utilities - 1.2%
Ameren Corp.	15,199	513,878
CenterPoint Energy, Inc.	28,103	559,250
Public Service Enterprise Group, Inc.	21,172	697,406
		1,770,534
TOTAL UTILITIES		4,921,846
TOTAL COMMON STOCKS (Cost $158,887,917)		143,019,620
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.1% 12/15/11 (f) (Cost $299,989)	$ 300,000	299,999
Money Market Funds - 12.4%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	4,136,957	4,136,957
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	14,230,000	14,230,000
TOTAL MONEY MARKET FUNDS (Cost $18,366,957)		18,366,957
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $177,554,863)	161,686,576
NET OTHER ASSETS (LIABILITIES) - (9.1)%	(13,490,410)
NET ASSETS - 100%	$ 148,196,166
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
81 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 5,046,300	$ 102,113

The face value of futures purchased as a percentage of net assets is 3.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 21,361
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,787,699	$ 14,787,699	$ -	$ -
Consumer Staples	17,037,319	17,037,319	-	-
Energy	17,539,334	17,539,334	-	-
Financials	17,848,949	17,848,949	-	-
Health Care	18,056,638	18,056,638	-	-
Industrials	15,616,287	15,616,287	-	-
Information Technology	29,271,460	29,271,460	-	-
Materials	4,255,453	4,255,453	-	-
Telecommunication Services	3,684,635	3,684,635	-	-
Utilities	4,921,846	4,921,846	-	-
U.S. Government and Government Agency Obligations	299,999	-	299,999	-
Money Market Funds	18,366,957	18,366,957	-	-
Total Investments in Securities:	$ 161,686,576	$ 161,386,577	$ 299,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 102,113	$ 102,113	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $180,626,938. Net unrealized depreciation aggregated $18,940,362, of which $5,774,315 related to appreciated investment securities and $24,714,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

November 30, 2011

1.870939.103

MCE-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 1.1%
Autoliv, Inc.	3,949	$ 210,403
Lear Corp.	8,277	347,055
TRW Automotive Holdings Corp. (a)	6,920	226,007
		783,465
Automobiles - 0.4%
Ford Motor Co. (a)(e)	25,597	271,328
Distributors - 0.7%
Genuine Parts Co.	7,987	467,240
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,063	390,894
Hotels, Restaurants & Leisure - 0.8%
International Game Technology	11,797	201,257
Wyndham Worldwide Corp.	9,686	343,369
		544,626
Household Durables - 0.9%
Harman International Industries, Inc.	8,072	333,374
Leggett & Platt, Inc.	7,048	157,734
Tupperware Brands Corp.	2,546	148,330
		639,438
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	23,000	373,980
Leisure Equipment & Products - 0.9%
Mattel, Inc.	7,391	212,935
Polaris Industries, Inc.	7,082	425,628
		638,563
Media - 2.2%
DISH Network Corp. Class A	14,238	349,828
Liberty Media Corp. Capital Series A (a)	4,725	360,423
McGraw-Hill Companies, Inc.	11,352	484,730
Virgin Media, Inc.	13,662	302,750
		1,497,731
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	6,211	506,134
Macy's, Inc.	18,394	594,678
Nordstrom, Inc.	180	8,150
		1,108,962
Specialty Retail - 5.9%
AutoZone, Inc. (a)	1,443	473,852
Bed Bath & Beyond, Inc. (a)	9,971	603,345
Best Buy Co., Inc.	15,892	430,514
Gap, Inc.	10,700	199,983
Limited Brands, Inc.	12,532	530,480
O'Reilly Automotive, Inc. (a)	1,378	106,437
PetSmart, Inc.	9,285	448,001
RadioShack Corp. (e)	15,307	175,724
Ross Stores, Inc.	2,300	204,907
Signet Jewelers Ltd.	2,726	120,707
Staples, Inc.	2,242	32,307

	Shares	Value
TJX Companies, Inc.	5,749	$ 354,713
Williams-Sonoma, Inc.	11,017	416,112
		4,097,082
Textiles, Apparel & Luxury Goods - 1.3%
Coach, Inc.	5,204	325,718
VF Corp.	4,032	559,198
		884,916
TOTAL CONSUMER DISCRETIONARY		11,698,225
CONSUMER STAPLES - 7.4%
Beverages - 2.1%
Brown-Forman Corp. Class B (non-vtg.)	4,606	367,605
Coca-Cola Enterprises, Inc.	16,893	441,245
Constellation Brands, Inc. Class A (sub. vtg.) (a)	11,475	223,418
Dr Pepper Snapple Group, Inc.	12,054	440,333
		1,472,601
Food & Staples Retailing - 0.6%
Safeway, Inc.	21,825	436,500
Food Products - 3.7%
Bunge Ltd.	2,925	182,813
ConAgra Foods, Inc.	19,765	499,264
Hershey Co.	7,289	420,430
Mead Johnson Nutrition Co. Class A	1,339	100,907
Sara Lee Corp.	9,435	178,888
Smithfield Foods, Inc. (a)(e)	13,368	327,382
The J.M. Smucker Co.	5,543	421,157
Tyson Foods, Inc. Class A	20,907	421,067
		2,551,908
Personal Products - 1.0%
Avon Products, Inc.	1,214	20,638
Herbalife Ltd.	7,869	435,156
Nu Skin Enterprises, Inc. Class A	4,575	218,411
		674,205
TOTAL CONSUMER STAPLES		5,135,214
ENERGY - 7.7%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	1,084	58,525
Core Laboratories NV	650	75,433
Diamond Offshore Drilling, Inc. (e)	4,431	266,525
Helmerich & Payne, Inc.	6,163	351,044
Oceaneering International, Inc.	9,454	449,632
SEACOR Holdings, Inc.	3,607	312,979
		1,514,138
Oil, Gas & Consumable Fuels - 5.5%
Cabot Oil & Gas Corp.	5,642	499,825
Cloud Peak Energy, Inc. (a)	10,462	223,573
CVR Energy, Inc. (a)	11,929	217,108
El Paso Corp.	6,670	166,817
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	3,801	$ 235,700
Golar LNG Ltd. (NASDAQ)	411	17,920
HollyFrontier Corp.	14,344	333,498
Murphy Oil Corp.	8,645	483,428
Noble Energy, Inc.	3,757	369,651
Peabody Energy Corp.	8,124	318,705
Pioneer Natural Resources Co.	253	23,919
Spectra Energy Corp.	740	21,771
Targa Resources Corp.	2,224	76,884
Tesoro Corp. (a)(e)	13,044	311,621
Valero Energy Corp.	23,678	527,309
		3,827,729
TOTAL ENERGY		5,341,867
FINANCIALS - 15.9%
Capital Markets - 0.8%
American Capital Ltd. (a)	20,345	141,805
Raymond James Financial, Inc.	1,738	51,810
SEI Investments Co.	20,400	342,720
		536,335
Commercial Banks - 3.9%
East West Bancorp, Inc.	14,819	290,008
Fifth Third Bancorp	40,886	494,312
First Citizen Bancshares, Inc.	875	150,203
Huntington Bancshares, Inc.	66,007	346,537
KeyCorp	58,395	425,700
M&T Bank Corp.	5,385	392,997
Regions Financial Corp.	76,245	313,367
SunTrust Banks, Inc.	17,434	316,078
		2,729,202
Consumer Finance - 1.6%
Credit Acceptance Corp. (a)(e)	2,492	204,369
Discover Financial Services	22,000	524,040
SLM Corp.	31,650	407,652
		1,136,061
Diversified Financial Services - 1.6%
Interactive Brokers Group, Inc.	20,480	304,538
NYSE Euronext	15,452	441,309
The NASDAQ Stock Market, Inc. (a)	14,207	372,934
		1,118,781
Insurance - 2.9%
American International Group, Inc. (a)	10,651	248,275
American International Group, Inc. warrants 1/19/21 (a)	574	3,513
American National Insurance Co.	975	69,908
Aon Corp.	2,556	117,499
Arch Capital Group Ltd. (a)	2,757	104,132
Axis Capital Holdings Ltd.	900	28,737
Fidelity National Financial, Inc. Class A	22,400	355,488

	Shares	Value
HCC Insurance Holdings, Inc.	1,462	$ 39,299
Marsh & McLennan Companies, Inc.	6,393	193,005
Progressive Corp.	9,732	183,546
Reinsurance Group of America, Inc.	5,344	275,216
Validus Holdings Ltd.	12,285	369,656
		1,988,274
Real Estate Investment Trusts - 5.1%
Annaly Capital Management, Inc.	34,434	553,354
Apartment Investment & Management Co. Class A	7,900	172,062
AvalonBay Communities, Inc.	292	36,456
Camden Property Trust (SBI)	6,337	365,835
Equity Lifestyle Properties, Inc.	326	20,157
Equity Residential (SBI)	2,391	131,959
Hospitality Properties Trust (SBI)	12,187	268,480
Host Hotels & Resorts, Inc.	1,195	16,909
Liberty Property Trust (SBI)	11,992	357,482
MFA Financial, Inc.	26,368	181,412
Prologis, Inc.	2,047	56,948
Public Storage	2,840	374,596
Rayonier, Inc.	9,330	379,171
SL Green Realty Corp.	3,062	201,602
Vornado Realty Trust	5,586	415,878
Weyerhaeuser Co.	1,256	21,088
		3,553,389
TOTAL FINANCIALS		11,062,042
HEALTH CARE - 8.7%
Biotechnology - 0.6%
Biogen Idec, Inc. (a)	3,009	345,885
United Therapeutics Corp. (a)	758	31,010
Vertex Pharmaceuticals, Inc. (a)	253	7,334
		384,229
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	4,972	29,335
C. R. Bard, Inc.	76	6,626
Hill-Rom Holdings, Inc.	1,072	33,875
Varian Medical Systems, Inc. (a)(e)	3,702	230,375
Zimmer Holdings, Inc. (a)	585	29,572
		329,783
Health Care Providers & Services - 4.1%
AMERIGROUP Corp. (a)	5,377	307,403
AmerisourceBergen Corp.	8,618	320,159
CIGNA Corp.	9,911	438,364
Coventry Health Care, Inc. (a)	12,248	391,201
Health Net, Inc. (a)	12,090	376,483
Humana, Inc.	7,209	639,294
Laboratory Corp. of America Holdings (a)	1,550	132,866
Quest Diagnostics, Inc.	4,689	275,057
		2,880,827
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc. (a)	12,304	$ 461,400
Bio-Rad Laboratories, Inc. Class A (a)	2,673	252,064
PerkinElmer, Inc.	716	13,547
Pharmaceutical Product Development, Inc.	10,065	334,259
Waters Corp. (a)	4,652	372,160
		1,433,430
Pharmaceuticals - 1.4%
Forest Laboratories, Inc. (a)	11,906	356,704
Warner Chilcott PLC (a)	11,894	186,974
Watson Pharmaceuticals, Inc. (a)	6,590	425,846
		969,524
TOTAL HEALTH CARE		5,997,793
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.1%
Alliant Techsystems, Inc.	2,200	129,448
Exelis, Inc.	585	5,230
Goodrich Corp.	534	65,153
L-3 Communications Holdings, Inc.	5,533	366,838
Rockwell Collins, Inc.	3,129	171,782
		738,451
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	3,036	132,096
Airlines - 1.6%
Alaska Air Group, Inc. (a)	4,436	307,947
Delta Air Lines, Inc. (a)	50,764	412,204
Southwest Airlines Co.	43,192	361,949
		1,082,100
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	16,380	449,631
Construction & Engineering - 0.7%
Fluor Corp.	6,803	372,940
KBR, Inc.	2,997	86,613
		459,553
Electrical Equipment - 0.6%
Cooper Industries PLC Class A	3,380	187,691
Hubbell, Inc. Class B	3,198	209,213
Rockwell Automation, Inc.	549	41,191
		438,095
Machinery - 5.3%
AGCO Corp. (a)	8,435	385,901
CNH Global NV (a)(e)	8,970	356,288
Cummins, Inc.	3,312	319,045
Dover Corp.	8,040	441,959

	Shares	Value
Eaton Corp.	9,003	$ 404,325
Ingersoll-Rand PLC	1,773	58,722
ITT Corp.	292	5,890
Kennametal, Inc.	9,067	345,543
Pall Corp.	7,914	431,234
Parker Hannifin Corp.	6,474	535,918
SPX Corp.	975	61,815
Timken Co.	7,965	334,610
Xylem, Inc.	585	13,982
		3,695,232
TOTAL INDUSTRIALS		6,995,158
INFORMATION TECHNOLOGY - 13.2%
Computers & Peripherals - 1.7%
NetApp, Inc. (a)	6,209	228,677
SanDisk Corp. (a)	9,888	487,577
Western Digital Corp. (a)	15,282	444,248
		1,160,502
Electronic Equipment & Components - 1.0%
Jabil Circuit, Inc.	17,746	359,711
Tech Data Corp. (a)	7,000	344,610
		704,321
Internet Software & Services - 0.2%
IAC/InterActiveCorp	3,464	145,072
IT Services - 4.1%
Amdocs Ltd. (a)	14,192	400,782
Computer Sciences Corp.	11,559	282,386
DST Systems, Inc.	5,479	260,417
Fidelity National Information Services, Inc.	14,250	343,283
Fiserv, Inc. (a)	7,137	411,519
Global Payments, Inc.	7,957	351,938
The Western Union Co.	26,211	457,120
Total System Services, Inc.	17,979	360,299
		2,867,744
Office Electronics - 0.1%
Xerox Corp.	6,374	51,948
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	12,953	451,542
Avago Technologies Ltd.	12,462	372,863
Linear Technology Corp.	6,064	185,740
Marvell Technology Group Ltd. (a)	30,907	436,407
Micron Technology, Inc. (a)	37,413	224,104
NVIDIA Corp. (a)	2,001	31,276
		1,701,932
Software - 3.7%
Activision Blizzard, Inc.	33,582	417,088
Autodesk, Inc. (a)	12,653	431,088
BMC Software, Inc. (a)	11,791	420,467
CA, Inc.	17,624	373,629
Citrix Systems, Inc. (a)	960	68,534
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	9,453	$ 503,278
MICROS Systems, Inc. (a)(e)	5,850	275,945
Solera Holdings, Inc.	1,273	60,238
		2,550,267
TOTAL INFORMATION TECHNOLOGY		9,181,786
MATERIALS - 5.7%
Chemicals - 3.1%
Albemarle Corp.	5,897	321,563
Cabot Corp.	4,366	144,864
CF Industries Holdings, Inc.	3,020	422,196
Eastman Chemical Co.	7,402	293,267
Huntsman Corp.	12,010	131,269
PPG Industries, Inc.	5,975	524,306
Rockwood Holdings, Inc. (a)	6,956	309,959
		2,147,424
Containers & Packaging - 0.8%
Aptargroup, Inc.	5,655	287,217
Sealed Air Corp.	16,965	298,923
		586,140
Metals & Mining - 0.4%
Hecla Mining Co.	31,763	196,613
Royal Gold, Inc.	809	65,893
		262,506
Paper & Forest Products - 1.4%
Domtar Corp.	3,886	305,168
International Paper Co.	15,631	443,920
MeadWestvaco Corp.	7,084	211,457
		960,545
TOTAL MATERIALS		3,956,615
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	7,865	295,095
Vonage Holdings Corp. (a)	71,467	184,385
		479,480
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc. (a)	2,500	20,950
Telephone & Data Systems, Inc.	10,167	274,407
		295,357
TOTAL TELECOMMUNICATION SERVICES		774,837
UTILITIES - 7.8%
Electric Utilities - 3.1%
Entergy Corp.	8,092	569,353
FirstEnergy Corp.	5,794	257,659
Northeast Utilities	11,949	413,555

	Shares	Value
NV Energy, Inc.	3,315	$ 50,852
Pinnacle West Capital Corp.	6,220	294,890
Progress Energy, Inc.	10,315	560,930
		2,147,239
Gas Utilities - 1.0%
National Fuel Gas Co.	5,900	341,905
UGI Corp.	12,306	368,688
		710,593
Multi-Utilities - 3.3%
Alliant Energy Corp.	9,500	400,995
Ameren Corp.	14,100	476,721
CenterPoint Energy, Inc.	22,600	449,740
MDU Resources Group, Inc.	17,700	380,019
NiSource, Inc.	8,092	185,388
NSTAR	8,400	382,116
		2,274,979
Water Utilities - 0.4%
American Water Works Co., Inc.	9,750	302,928
TOTAL UTILITIES		5,435,739
TOTAL COMMON STOCKS (Cost $64,407,096)		65,579,276
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.1% 12/15/11 to 3/8/12 (f) (Cost $249,985)	$ 250,000	249,997
Money Market Funds - 6.9%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,117,045	3,117,045
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	1,687,774	1,687,774
TOTAL MONEY MARKET FUNDS (Cost $4,804,819)		4,804,819
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $69,461,900)	70,634,092
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(1,247,050)
NET ASSETS - 100%	$ 69,387,042
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
43 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2011	$ 3,797,330	$ 243,524

The face value of futures purchased as a percentage of net assets is 5.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 10,386
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,698,225	$ 11,698,225	$ -	$ -
Consumer Staples	5,135,214	5,135,214	-	-
Energy	5,341,867	5,341,867	-	-
Financials	11,062,042	11,062,042	-	-
Health Care	5,997,793	5,997,793	-	-
Industrials	6,995,158	6,995,158	-	-
Information Technology	9,181,786	9,181,786	-	-
Materials	3,956,615	3,956,615	-	-
Telecommunication Services	774,837	774,837	-	-
Utilities	5,435,739	5,435,739	-	-
U.S. Government and Government Agency Obligations	249,997	-	249,997	-
Money Market Funds	4,804,819	4,804,819	-	-
Total Investments in Securities:	$ 70,634,092	$ 70,384,095	$ 249,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 243,524	$ 243,524	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $69,463,714. Net unrealized appreciation aggregated $1,170,378, of which $6,786,864 related to appreciated investment securities and $5,616,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

November 30, 2011

1.870937.103

SCE-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.7%
Dana Holding Corp. (a)	38,196	$ 475,922
Standard Motor Products, Inc.	16,863	329,334
		805,256
Distributors - 0.0%
Audiovox Corp. Class A (a)	4,800	34,752
Core-Mark Holding Co., Inc.	295	11,375
		46,127
Diversified Consumer Services - 0.5%
Capella Education Co. (a)	1,070	36,380
Lincoln Educational Services Corp.	32,300	237,405
Sotheby's Class A (Ltd. vtg.)	7,405	232,591
		506,376
Hotels, Restaurants & Leisure - 3.4%
AFC Enterprises, Inc. (a)	2,499	39,234
Ameristar Casinos, Inc.	25,168	440,440
Biglari Holdings, Inc. (a)	618	212,481
Bob Evans Farms, Inc.	16,400	549,072
Carrols Restaurant Group, Inc. (a)	4,700	49,303
CEC Entertainment, Inc.	2,000	67,360
DineEquity, Inc. (a)	2,307	108,614
Domino's Pizza, Inc. (a)	23,679	779,986
Krispy Kreme Doughnuts, Inc. (a)	12,900	97,008
Multimedia Games Holdng Co., Inc. (a)	1,981	14,659
Papa John's International, Inc. (a)	11,873	449,987
Ruth's Hospitality Group, Inc. (a)(e)	18,847	93,481
Scientific Games Corp. Class A (a)	23,900	205,540
Shuffle Master, Inc. (a)	2,043	22,657
Sonic Corp. (a)	54,665	385,935
The Cheesecake Factory, Inc. (a)(e)	11,800	334,648
		3,850,405
Household Durables - 1.7%
Blyth, Inc.	6,096	401,239
Helen of Troy Ltd. (a)	13,925	415,940
iRobot Corp. (a)(e)	7,119	226,028
Libbey, Inc. (a)	7,710	93,677
Tempur-Pedic International, Inc. (a)(e)	7,641	417,275
Tupperware Brands Corp.	7,394	430,774
		1,984,933
Leisure Equipment & Products - 1.3%
Arctic Cat, Inc. (a)	17,807	354,003
Brunswick Corp.	8,133	151,436
Leapfrog Enterprises, Inc. Class A (a)	4,571	24,866
Polaris Industries, Inc.	9,528	572,633
Smith & Wesson Holding Corp. (a)	2,679	8,251
Steinway Musical Instruments, Inc. (a)	866	23,503
Sturm, Ruger & Co., Inc.	12,019	386,531
		1,521,223

	Shares	Value
Media - 0.5%
Digital Generation, Inc. (a)	19,151	$ 222,152
Global Sources Ltd. (a)	53,046	327,824
		549,976
Specialty Retail - 4.9%
Aeropostale, Inc. (a)	24,251	376,133
America's Car Mart, Inc. (a)	2,632	94,594
bebe Stores, Inc.	15,900	117,024
Big 5 Sporting Goods Corp.	2,200	20,064
Build-A-Bear Workshop, Inc. (a)	1,049	8,382
Conn's, Inc. (a)(e)	17,900	201,912
Express, Inc.	25,487	578,300
Finish Line, Inc. Class A	29,658	625,191
GNC Holdings, Inc.	15,059	410,659
Group 1 Automotive, Inc.	5,210	255,863
Kirkland's, Inc. (a)	622	7,756
Pier 1 Imports, Inc. (a)	52,721	716,478
Rent-A-Center, Inc.	22,815	820,199
Select Comfort Corp. (a)	26,126	484,115
Stein Mart, Inc.	9,900	65,043
Systemax, Inc. (a)	2,400	35,280
The Cato Corp. Class A (sub. vtg.)	19,328	494,604
Tractor Supply Co.	4,437	320,485
		5,632,082
Textiles, Apparel & Luxury Goods - 1.2%
Crocs, Inc. (a)	8,760	135,868
Fossil, Inc. (a)	4,275	382,997
Iconix Brand Group, Inc. (a)	27,800	479,828
Movado Group, Inc.	20,125	316,566
		1,315,259
TOTAL CONSUMER DISCRETIONARY		16,211,637
CONSUMER STAPLES - 5.0%
Beverages - 0.2%
Coca-Cola Bottling Co. CONSOLIDATED	3,285	183,960
National Beverage Corp.	1,453	24,294
		208,254
Food & Staples Retailing - 2.0%
Andersons, Inc.	2,503	110,858
Casey's General Stores, Inc.	8,100	432,378
Ingles Markets, Inc. Class A	800	12,336
PriceSmart, Inc.	10,566	716,903
Rite Aid Corp. (a)	61,800	75,396
Ruddick Corp.	17,459	695,741
Spartan Stores, Inc.	3,500	63,105
Susser Holdings Corp. (a)	3,025	69,515
The Pantry, Inc. (a)	1,623	20,077
Village Super Market, Inc. Class A	100	3,068
Winn-Dixie Stores, Inc. (a)	10,643	58,856
		2,258,233
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.6%
B&G Foods, Inc. Class A	28,554	$ 633,613
Darling International, Inc. (a)	29,827	428,614
Fresh Del Monte Produce, Inc.	18,610	466,925
Seneca Foods Corp. Class A (a)	695	15,790
Smart Balance, Inc. (a)	49,509	262,893
		1,807,835
Personal Products - 1.2%
Elizabeth Arden, Inc. (a)(e)	12,968	490,190
Nature's Sunshine Products, Inc. (a)	5,261	92,909
Nu Skin Enterprises, Inc. Class A	15,717	750,330
Nutraceutical International Corp. (a)	800	9,360
Schiff Nutrition International, Inc. (a)	3,900	46,371
		1,389,160
TOTAL CONSUMER STAPLES		5,663,482
ENERGY - 6.4%
Energy Equipment & Services - 3.1%
Bristow Group, Inc.	4,352	200,453
Complete Production Services, Inc. (a)	14,230	496,200
Gulf Island Fabrication, Inc.	8,301	235,997
Helix Energy Solutions Group, Inc. (a)	41,761	740,840
Hercules Offshore, Inc. (a)	73,082	284,289
Newpark Resources, Inc. (a)	63,926	572,777
OYO Geospace Corp. (a)	5,464	497,115
RigNet, Inc.	11,641	191,611
Tesco Corp. (a)(e)	17,430	232,342
TETRA Technologies, Inc. (a)	7,132	65,472
		3,517,096
Oil, Gas & Consumable Fuels - 3.3%
Alon USA Energy, Inc.	25,500	218,025
Callon Petroleum Co. (a)	22,861	122,764
CAMAC Energy, Inc. (a)(e)	18,981	18,981
Cloud Peak Energy, Inc. (a)	21,936	468,772
Crosstex Energy, Inc.	19,631	234,983
CVR Energy, Inc. (a)	29,688	540,322
Golar LNG Ltd. (NASDAQ)	8,700	379,320
Petroquest Energy, Inc. (a)(e)	13,224	90,849
Rex American Resources Corp. (a)	6,031	110,850
Stone Energy Corp. (a)(e)	20,099	568,601
Targa Resources Corp.	3,900	134,823
Vaalco Energy, Inc. (a)(e)	72,899	459,264
Warren Resources, Inc. (a)	30,987	88,313
Western Refining, Inc. (a)	32,600	387,614
		3,823,481
TOTAL ENERGY		7,340,577

	Shares	Value
FINANCIALS - 18.8%
Capital Markets - 1.1%
American Capital Ltd. (a)	71,743	$ 500,049
Arlington Asset Investment Corp.	5,162	102,930
Artio Global Investors, Inc. Class A	9,673	56,684
Gleacher & Co., Inc. (a)	29,872	38,535
Kohlberg Capital Corp.	12,800	80,768
Medallion Financial Corp.	2,647	31,129
SWS Group, Inc.	2,458	15,780
TICC Capital Corp.	19,050	169,164
Triangle Capital Corp.	16,385	296,732
		1,291,771
Commercial Banks - 4.3%
Alliance Financial Corp.	2,608	77,301
American National Bankshares, Inc.	3,203	59,416
BancFirst Corp.	1,979	73,480
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	29,205	477,794
Bank of Marin Bancorp	2,098	77,458
Bank of the Ozarks, Inc.	13,750	389,813
Banner Bank	29,100	470,838
Boston Private Financial Holdings, Inc.	8,132	63,186
Central Pacific Financial Corp. (a)	7,131	94,985
Citizens & Northern Corp.	5,531	94,082
Columbia Banking Systems, Inc.	1,577	28,386
Community Bank System, Inc.	4,013	106,023
Eagle Bancorp, Inc., Maryland (a)(e)	5,939	88,135
Financial Institutions, Inc.	532	8,858
First Interstate Bancsystem, Inc.	1,876	22,099
First Merchants Corp.	10,847	87,861
Hanmi Financial Corp. (a)	202,770	177,505
MainSource Financial Group, Inc.	3,635	30,098
Merchants Bancshares, Inc. (e)	12,912	370,574
Nara Bancorp, Inc. (a)	4,319	40,469
National Penn Bancshares, Inc.	8,069	67,215
Old National Bancorp, Indiana	24,338	273,072
Orrstown Financial Services, Inc.	69	596
Pacific Capital Bancorp NA (a)(e)	14,328	370,379
Park Sterling Corp. (a)	2,148	8,356
PrivateBancorp, Inc.	20,278	194,669
Prosperity Bancshares, Inc.	1,694	67,743
Republic Bancorp, Inc., Kentucky Class A	16,229	344,055
SCBT Financial Corp.	1,517	43,204
Southside Bancshares, Inc.	4,486	97,301
Southwest Bancorp, Inc., Oklahoma (a)	5,135	25,316
State Bank Financial Corp. (a)	11,182	167,842
Sterling Financial Corp., Washington (a)	784	12,450
Susquehanna Bancshares, Inc.	3,700	29,304
Washington Banking Co., Oak Harbor	459	5,173
Washington Trust Bancorp, Inc.	6,033	143,646
WesBanco, Inc.	9,172	180,138
		4,868,820
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.8%
Advance America Cash Advance Centers, Inc.	62,253	$ 530,396
Cash America International, Inc.	11,594	576,338
Credit Acceptance Corp. (a)	4,873	399,635
EZCORP, Inc. (non-vtg.) Class A (a)	19,122	556,259
First Cash Financial Services, Inc. (a)(e)	10,062	365,251
Nelnet, Inc. Class A	27,797	636,829
Nicholas Financial, Inc.	269	2,981
World Acceptance Corp. (a)(e)	2,563	175,873
		3,243,562
Diversified Financial Services - 0.7%
Compass Diversified Holdings	6,300	80,766
Encore Capital Group, Inc. (a)	11,803	257,305
MarketAxess Holdings, Inc.	10,281	297,532
PHH Corp. (a)	7,300	112,128
Vector Capital Corp. rights	8,300	0
		747,731
Insurance - 1.4%
Amerisafe, Inc. (a)	686	16,080
Amtrust Financial Services, Inc.	5,267	139,628
Employers Holdings, Inc.	2,261	39,274
FBL Financial Group, Inc. Class A	15,260	518,535
First American Financial Corp.	5,642	65,447
Flagstone Reinsurance Holdings Ltd.	17,228	140,925
Horace Mann Educators Corp.	2,194	26,789
Maiden Holdings Ltd.	54,478	473,959
Primerica, Inc.	1,421	32,626
ProAssurance Corp.	1,036	82,476
Symetra Financial Corp.	4,626	43,669
		1,579,408
Real Estate Investment Trusts - 7.6%
Alexanders, Inc.	1,073	425,563
American Capital Mortgage Investment Corp.	361	6,429
Anworth Mortgage Asset Corp.	88,909	562,794
Capstead Mortgage Corp.	48,843	609,561
CBL & Associates Properties, Inc.	38,119	544,721
Crexus Investment Corp.	39,310	383,666
CubeSmart	27,000	269,190
Dynex Capital, Inc.	19,891	177,030
Education Realty Trust, Inc.	14,900	138,868
Equity Lifestyle Properties, Inc.	10,563	653,110
Extra Space Storage, Inc.	15,113	364,223
Hatteras Financial Corp.	1,455	38,994
Highwoods Properties, Inc. (SBI)	18,503	533,627
Home Properties, Inc.	12,306	676,461
LTC Properties, Inc.	19,228	552,805
MFA Financial, Inc.	97,769	672,651
Mid-America Apartment Communities, Inc.	4,915	281,728

	Shares	Value
Mission West Properties, Inc.	13,202	$ 101,259
National Health Investors, Inc.	2,486	105,183
NorthStar Realty Finance Corp.	16,657	73,124
Pennymac Mortgage Investment Trust	13,296	214,332
PS Business Parks, Inc.	10,010	527,527
RAIT Financial Trust (e)	30,900	137,814
RLJ Lodging Trust	4,385	70,160
Sabra Health Care REIT, Inc.	2,193	23,246
Saul Centers, Inc.	6,438	224,751
Universal Health Realty Income Trust (SBI)	1,667	61,529
Urstadt Biddle Properties, Inc. Class A	2,522	42,546
Winthrop Realty Trust	17,408	162,591
		8,635,483
Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc. (a)(e)	27,543	442,891
Dime Community Bancshares, Inc.	19,380	229,459
Doral Financial Corp. (a)	36,500	31,025
Flushing Financial Corp.	9,587	124,056
Fox Chase Bancorp, Inc.	5,400	68,634
Kaiser Federal Financial Group, Inc.	4,828	57,936
NASB Financial, Inc. (a)	705	7,170
Ocwen Financial Corp. (a)	8,240	108,521
		1,069,692
TOTAL FINANCIALS		21,436,467
HEALTH CARE - 10.8%
Biotechnology - 1.9%
Alkermes PLC (a)	4,300	65,747
Astex Pharmaceuticals, Inc. (a)	102,328	154,515
AVEO Pharmaceuticals, Inc. (a)	23,073	389,934
Cepheid, Inc. (a)	1,329	45,585
Cubist Pharmaceuticals, Inc. (a)	1,748	67,420
Emergent BioSolutions, Inc. (a)	5,800	98,832
Medivation, Inc. (a)	1,232	56,610
Nabi Biopharmaceuticals (a)	51,004	92,317
Neurocrine Biosciences, Inc. (a)	6,325	41,366
ONYX Pharmaceuticals, Inc. (a)	2,821	124,406
Osiris Therapeutics, Inc. (a)(e)	5,786	26,905
PDL BioPharma, Inc.	101,402	648,973
SciClone Pharmaceuticals, Inc. (a)(e)	48,535	218,893
Spectrum Pharmaceuticals, Inc. (a)	13,985	193,692
		2,225,195
Health Care Equipment & Supplies - 3.3%
Accuray, Inc. (a)	939	3,765
ArthroCare Corp. (a)(e)	16,802	500,868
Atrion Corp.	200	48,564
Cantel Medical Corp.	10,710	281,780
CONMED Corp. (a)	5,000	131,450
Greatbatch, Inc. (a)	18,169	401,898
Haemonetics Corp. (a)(e)	1,724	102,113
Invacare Corp.	17,330	355,958
Kensey Nash Corp. (a)	10,968	278,587
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
OraSure Technologies, Inc. (a)	6,200	$ 58,900
RTI Biologics, Inc. (a)	70,184	299,686
Sirona Dental Systems, Inc. (a)	10,262	456,043
SurModics, Inc. (a)(e)	5,200	64,480
Symmetry Medical, Inc. (a)	4,452	34,859
Thoratec Corp. (a)	15,957	485,412
Young Innovations, Inc.	7,269	210,801
		3,715,164
Health Care Providers & Services - 4.1%
Alliance Healthcare Services, Inc. (a)	4,100	5,002
AMERIGROUP Corp. (a)	8,428	481,829
Centene Corp. (a)	20,343	787,478
Chemed Corp.	5,212	279,676
Chindex International, Inc. (a)	5,922	54,601
Five Star Quality Care, Inc. (a)	93,135	239,357
Magellan Health Services, Inc. (a)	13,874	702,857
Metropolitan Health Networks, Inc. (a)(e)	4,263	30,864
Molina Healthcare, Inc. (a)(e)	24,571	536,876
National Healthcare Corp.	461	19,201
PharMerica Corp. (a)	29,897	467,888
Providence Service Corp. (a)	9,538	111,690
Select Medical Holdings Corp. (a)	711	6,164
Skilled Healthcare Group, Inc. (a)	1,770	7,558
Triple-S Management Corp. (a)	3,488	67,946
Universal American Spin Corp. (a)	2,232	29,306
Wellcare Health Plans, Inc. (a)	14,247	832,737
		4,661,030
Health Care Technology - 0.2%
Computer Programs & Systems, Inc.	2,500	113,500
HealthStream, Inc. (a)(e)	6,400	107,968
MedAssets, Inc. (a)	5,147	49,205
		270,673
Life Sciences Tools & Services - 0.2%
Affymetrix, Inc. (a)	52,416	236,920
Medtox Scientific, Inc.	1,600	22,464
		259,384
Pharmaceuticals - 1.1%
Cornerstone Therapeutics, Inc. (a)	6,486	37,878
Medicis Pharmaceutical Corp. Class A	1,117	36,470
Par Pharmaceutical Companies, Inc. (a)	8,048	260,836
Pozen, Inc. (a)	8,520	34,506
Questcor Pharmaceuticals, Inc. (a)	1,655	74,392
Salix Pharmaceuticals Ltd. (a)	2,043	90,178
ViroPharma, Inc. (a)	29,854	716,795
		1,251,055
TOTAL HEALTH CARE		12,382,501

	Shares	Value
INDUSTRIALS - 13.4%
Aerospace & Defense - 3.3%
AAR Corp.	1,374	$ 25,089
AeroVironment, Inc. (a)(e)	17,200	524,772
American Science & Engineering, Inc.	776	56,811
Ceradyne, Inc. (a)	14,476	430,516
Cubic Corp.	6,179	262,175
Curtiss-Wright Corp.	21,837	719,529
Esterline Technologies Corp. (a)	9,992	538,269
Hexcel Corp. (a)	32,000	797,440
LMI Aerospace, Inc. (a)	3,189	52,937
Moog, Inc. Class A (a)	9,803	409,961
		3,817,499
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	10,168	429,598
Park-Ohio Holdings Corp. (a)	4,124	80,006
		509,604
Airlines - 1.1%
Alaska Air Group, Inc. (a)	11,710	812,908
Hawaiian Holdings, Inc. (a)	3,507	20,867
JetBlue Airways Corp. (a)	7,777	32,041
Republic Airways Holdings, Inc. (a)	2,724	10,433
Spirit Airlines, Inc. (a)	7,098	114,491
US Airways Group, Inc. (a)	62,776	296,303
		1,287,043
Building Products - 0.2%
Gibraltar Industries, Inc. (a)	16,655	225,675
Commercial Services & Supplies - 1.7%
Cenveo, Inc. (a)	2,522	7,692
Consolidated Graphics, Inc. (a)	7,328	373,362
Courier Corp.	1,000	11,050
Ennis, Inc.	2,700	40,095
G&K Services, Inc. Class A	17,539	524,416
Intersections, Inc.	13,500	139,455
Multi-Color Corp.	3,614	94,759
Steelcase, Inc. Class A	21,900	171,696
Sykes Enterprises, Inc. (a)	2,387	38,884
Tetra Tech, Inc. (a)	10,152	227,303
TMS International Corp.	3,100	31,000
Unifirst Corp. Massachusetts	3,900	225,537
		1,885,249
Construction & Engineering - 0.8%
Great Lakes Dredge & Dock Corp.	66,286	401,030
Layne Christensen Co. (a)	8,400	210,168
MasTec, Inc. (a)	9,432	151,006
Michael Baker Corp. (a)	642	12,744
Pike Electric Corp. (a)	2,693	18,312
Sterling Construction Co., Inc. (a)	6,050	76,896
		870,156
Electrical Equipment - 0.6%
Brady Corp. Class A	2,212	66,227
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
EnerSys (a)	3,990	$ 95,960
Franklin Electric Co., Inc.	9,931	467,452
		629,639
Industrial Conglomerates - 0.1%
Tredegar Corp.	3,411	74,462
Machinery - 3.2%
Alamo Group, Inc.	2,600	73,840
Albany International Corp. Class A	8,643	209,679
Ampco-Pittsburgh Corp.	900	18,495
Astec Industries, Inc. (a)	4,714	157,683
Briggs & Stratton Corp.	4,492	67,694
Cascade Corp.	6,700	291,517
CLARCOR, Inc. (e)	9,296	450,112
Colfax Corp. (a)(e)	13,418	393,282
Hurco Companies, Inc. (a)	2,133	50,616
Kadant, Inc. (a)	18,477	377,670
L.B. Foster Co. Class A	3,193	91,703
NACCO Industries, Inc. Class A	417	33,089
Nordson Corp.	10,416	490,177
RBC Bearings, Inc. (a)	7,300	308,425
Sauer-Danfoss, Inc. (a)	2,700	101,493
Sun Hydraulics Corp.	688	17,310
Tennant Co.	7,820	328,284
Twin Disc, Inc.	4,882	206,997
		3,668,066
Professional Services - 0.8%
Barrett Business Services, Inc.	400	7,640
CBIZ, Inc. (a)(e)	11,681	70,320
GP Strategies Corp. (a)	2,004	26,152
Huron Consulting Group, Inc. (a)	1,059	36,768
ICF International, Inc. (a)	4,624	119,947
Insperity, Inc.	10,964	271,798
Kelly Services, Inc. Class A (non-vtg.)	14,391	208,382
Kforce, Inc. (a)	1,592	19,502
Navigant Consulting, Inc. (a)	1,543	17,390
On Assignment, Inc. (a)	5,728	59,686
RPX Corp.	1,709	24,131
TrueBlue, Inc. (a)	2,550	32,819
		894,535
Road & Rail - 0.6%
AMERCO (a)	6,037	470,886
Arkansas Best Corp.	10,900	208,408
Quality Distribution, Inc. (a)	4,500	45,450
		724,744
Trading Companies & Distributors - 0.6%
Aceto Corp.	1,011	6,925
Aircastle Ltd.	3,949	45,887
Applied Industrial Technologies, Inc.	9,307	321,371
Beacon Roofing Supply, Inc. (a)	7,980	155,849

	Shares	Value
DXP Enterprises, Inc. (a)	1,962	$ 59,351
H&E Equipment Services, Inc. (a)	938	11,922
Interline Brands, Inc. (a)	1,765	27,852
SeaCube Container Leasing Ltd.	4,300	66,177
		695,334
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	3,368	44,660
TOTAL INDUSTRIALS		15,326,666
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 1.2%
Anaren, Inc. (a)	20,185	337,695
Black Box Corp.	3,915	111,695
Blue Coat Systems, Inc. (a)	5,913	106,434
Communications Systems, Inc.	2,600	35,828
Comtech Telecommunications Corp.	10,200	308,958
Plantronics, Inc.	7,720	266,031
Riverbed Technology, Inc. (a)	2,735	71,110
Tessco Technologies, Inc.	7,189	100,358
		1,338,109
Computers & Peripherals - 0.2%
Cray, Inc. (a)	12,530	77,435
Quantum Corp. (a)	20,423	54,938
Xyratex Ltd.	8,878	120,386
		252,759
Electronic Equipment & Components - 2.8%
Anixter International, Inc. (a)(e)	9,759	599,300
Brightpoint, Inc. (a)	22,305	222,827
Coherent, Inc. (a)	9,634	489,407
Daktronics, Inc.	2,900	27,260
Electro Scientific Industries, Inc. (a)	21,600	284,472
Insight Enterprises, Inc. (a)	17,839	261,163
Measurement Specialties, Inc. (a)(e)	5,703	162,707
MTS Systems Corp.	3,246	130,424
Multi-Fineline Electronix, Inc. (a)	3,513	73,527
Newport Corp. (a)	28,807	375,355
OSI Systems, Inc. (a)	6,671	318,941
PC Connection, Inc.	1,800	18,234
SYNNEX Corp. (a)	5,000	146,750
Vishay Precision Group, Inc. (a)	4,100	58,425
X-Rite, Inc. (a)	8,933	42,878
		3,211,670
Internet Software & Services - 0.4%
InfoSpace, Inc. (a)	24,223	233,510
Liquidity Services, Inc. (a)	5,672	193,188
Perficient, Inc. (a)	2,900	24,940
		451,638
IT Services - 3.4%
Acxiom Corp. (a)	2,632	32,742
CACI International, Inc. Class A (a)	12,484	703,848
Cardtronics, Inc. (a)	15,059	409,304
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Convergys Corp. (a)	8,711	$ 112,546
CSG Systems International, Inc. (a)	2,855	43,310
Euronet Worldwide, Inc. (a)	9,201	165,618
Global Cash Access Holdings, Inc. (a)	18,194	81,873
Heartland Payment Systems, Inc.	5,701	128,558
Jack Henry & Associates, Inc.	10,572	351,096
Maximus, Inc.	15,283	635,773
ServiceSource International, Inc.	1,101	14,687
Teletech Holdings, Inc. (a)	27,126	477,689
TNS, Inc. (a)	882	17,225
Unisys Corp. (a)	6,870	165,911
VeriFone Systems, Inc. (a)	11,916	522,517
		3,862,697
Semiconductors & Semiconductor Equipment - 1.7%
ATMI, Inc. (a)	3,372	69,800
DSP Group, Inc. (a)	98	576
Entegris, Inc. (a)	63,418	534,614
GT Advanced Technologies, Inc. (a)(e)	32,887	253,888
Kulicke & Soffa Industries, Inc. (a)	54,566	496,551
Lattice Semiconductor Corp. (a)	36,735	253,104
LTX-Credence Corp. (a)	55,951	340,742
Tessera Technologies, Inc. (a)	2,398	41,605
		1,990,880
Software - 6.5%
ACI Worldwide, Inc. (a)(e)	17,645	530,762
Actuate Corp. (a)	26,115	172,359
Aspen Technology, Inc. (a)	39,800	710,430
CommVault Systems, Inc. (a)	3,273	162,439
Fair Isaac Corp.	20,608	749,513
JDA Software Group, Inc. (a)	12,220	385,174
Magma Design Automation, Inc. (a)	3,393	19,408
Manhattan Associates, Inc. (a)	15,064	679,989
Monotype Imaging Holdings, Inc. (a)	39,324	583,175
NetScout Systems, Inc. (a)	6,432	113,653
Opnet Technologies, Inc.	11,270	402,001
Parametric Technology Corp. (a)	6,786	141,352
Progress Software Corp. (a)	22,032	448,792
QAD, Inc.:
Class A	5,128	56,408
Class B	3,690	40,627
Quest Software, Inc. (a)	28,056	506,972
S1 Corp. (a)	6,800	66,232
SS&C Technologies Holdings, Inc. (a)	944	15,151
Take-Two Interactive Software, Inc. (a)	38,337	534,801
TeleCommunication Systems, Inc. Class A (a)	25,560	68,756
TeleNav, Inc. (a)	28,872	237,328
TIBCO Software, Inc. (a)	20,809	570,167

	Shares	Value
Vasco Data Security International, Inc. (a)	2,971	$ 25,046
Verint Systems, Inc. (a)	5,038	142,525
		7,363,060
TOTAL INFORMATION TECHNOLOGY		18,470,813
MATERIALS - 6.2%
Chemicals - 3.2%
Ferro Corp. (a)	24,385	141,677
FutureFuel Corp.	1,641	20,759
Georgia Gulf Corp. (a)	10,679	205,144
H.B. Fuller Co.	26,755	616,970
Innophos Holdings, Inc.	7,400	364,450
Innospec, Inc. (a)	10,400	302,224
LSB Industries, Inc. (a)	12,600	394,002
Minerals Technologies, Inc.	2,500	145,000
OM Group, Inc. (a)	15,473	352,011
Rockwood Holdings, Inc. (a)	9,492	422,964
Sensient Technologies Corp.	3,614	136,501
TPC Group, Inc. (a)	14,010	336,240
W.R. Grace & Co. (a)	4,068	169,514
		3,607,456
Construction Materials - 0.0%
Headwaters, Inc. (a)	4,204	10,762
Containers & Packaging - 0.2%
Boise, Inc.	6,355	37,939
Myers Industries, Inc.	11,791	144,558
		182,497
Metals & Mining - 1.3%
Golden Star Resources Ltd. (a)	131,862	270,201
Hecla Mining Co.	96,444	596,988
Noranda Aluminium Holding Corp.	15,298	125,750
Worthington Industries, Inc.	27,500	483,725
		1,476,664
Paper & Forest Products - 1.5%
Buckeye Technologies, Inc.	21,798	675,302
Domtar Corp.	6,353	498,901
Glatfelter	16,652	241,454
Kapstone Paper & Packaging Corp. (a)	19,839	328,931
		1,744,588
TOTAL MATERIALS		7,021,967
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cbeyond, Inc. (a)	2,163	16,028
Consolidated Communications Holdings, Inc.	19,248	355,511
HickoryTech Corp.	1,858	20,085
Level 3 Communications, Inc. (a)	15,933	328,379
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Premiere Global Services, Inc. (a)	5,500	$ 45,485
Vonage Holdings Corp. (a)	146,554	378,109
		1,143,597
UTILITIES - 3.4%
Electric Utilities - 2.4%
Cleco Corp.	19,848	717,307
El Paso Electric Co.	20,198	697,235
Empire District Electric Co.	12,701	267,356
IDACORP, Inc.	2,037	83,497
MGE Energy, Inc.	4,158	186,029
Portland General Electric Co.	27,330	684,617
Unisource Energy Corp.	2,185	80,583
		2,716,624
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	5,751	247,235
Piedmont Natural Gas Co., Inc. (e)	1,164	38,377
Southwest Gas Corp.	4,389	177,447
		463,059
Multi-Utilities - 0.5%
Avista Corp.	4,723	118,075
NorthWestern Energy Corp.	14,198	495,226
		613,301
Water Utilities - 0.1%
California Water Service Group	3,372	62,136
Consolidated Water Co., Inc.	1,139	9,374
		71,510
TOTAL UTILITIES		3,864,494
TOTAL COMMON STOCKS (Cost $104,661,076)		108,862,201
U.S. Treasury Obligations - 0.7%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 12/15/11 to 5/3/12 (f) (Cost $879,930)	$ 880,000	879,973
Money Market Funds - 11.8%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	8,269,723	$ 8,269,723
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(d)	5,169,904	5,169,904
TOTAL MONEY MARKET FUNDS (Cost $13,439,627)		13,439,627
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $118,980,633)	123,181,801
NET OTHER ASSETS (LIABILITIES) - (7.9)%	(9,055,142)
NET ASSETS - 100%	$ 114,126,659
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
74 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	$ 5,451,580	$ 522,290

The face value of futures purchased as a percentage of net assets is 4.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $879,973.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 43,885
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,211,637	$ 16,211,637	$ -	$ -
Consumer Staples	5,663,482	5,663,482	-	-
Energy	7,340,577	7,340,577	-	-
Financials	21,436,467	21,436,467	-	-
Health Care	12,382,501	12,382,501	-	-
Industrials	15,326,666	15,326,666	-	-
Information Technology	18,470,813	18,470,813	-	-
Materials	7,021,967	7,021,967	-	-
Telecommunication Services	1,143,597	1,143,597	-	-
Utilities	3,864,494	3,864,494	-	-
U.S. Government and Government Agency Obligations	879,973	-	879,973	-
Money Market Funds	13,439,627	13,439,627	-	-
Total Investments in Securities:	$ 123,181,801	$ 122,301,828	$ 879,973	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 522,290	$ 522,290	$ -	$ -
Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $119,049,764. Net unrealized appreciation aggregated $4,132,037, of which $15,065,933 related to appreciated investment securities and $10,933,896 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 30, 2012